Exhibit 99.26

JPMMT 2019-02 Rebuttal Findings
Seller:

Deal ID:

Total Loan Count: 97
Loans Cleared for Purchase: 97

JPM ID	Finding #	Portal ID #	Last Name	Lender	Original Loan Amount	Audit Category	Audit Issue	Finding ID	Audit Finding	Rebuttal	DR Response	Investor Response	Compensating Factors	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
301035028	1 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Disclosures E-consent Missing	21830829	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 10:49AM) XXXXXX: Please review the uploaded "Electronic Consent." The initial loan application date is XXXXXX. and the attached electronic consent was signed by both Borrowers (XXXXX) on XXXXXX.	Response 1 (XXXXX 1:32PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035028	2 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21830830	This loan failed the initial CD delivery date test for disclosure dated XXXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 10:49AM) XXXXXX. Please review the uploaded "Initial CD Delivery with E-Consent." The Initial Closing Disclosure (CD), dated XXXXXX. was electronically signed by both Borrowers (XXXXX) on XXXXXX. The electronic consent was signed by both Borrowers on XXXXXX.	Response 1 (XXXXX 1:33PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035028	3 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21830831	This loan failed the revised LE delivery date test for disclosure dated XXXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 10:49AM) XXXXXX. Please review the uploaded "Revised LE Delivery with E-Consent." The Final Revised Loan Estimate is dated XXXXXX. and electronically signed by the Borrower on XXXXXX. (prior to the initial Closing Disclosure being issued on XXXXXX. "The violation may be cured if documentation is provided showing the disclosure was delivered timely." As evidence has been provided to show timely delivery of the revised Loan Estimate, please review this documentation to cure this finding.	Response 1 (XXXXX 1:34PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035028	4 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Zero Tolerance Violation Not Cured	21830826
This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXXXXX. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. This results in a cost to cure of: XXXXXX.
										Rebuttal 1 (XXXXX 10:48AM) XXXXX: Please review the uploaded "Revised LE Delivery with E-Consent." The Final Revised Loan Estimate is dated XXXXX and electronically signed by the Borrower on XXXXX (prior to the initial Closing Disclosure being issued on XXXXX). "The violation may be cured if documentation is provided showing the disclosure was delivered timely." As evidence has been provided to show timely delivery of the revised Loan Estimate, please review this documentation to cure this finding.	Response 1 (XXXXX 1:31PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035028	5 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21830870	The loan meets all applicable credit guidelines.					1	1	3	1
301035028	6 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21830868	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 1.5 which supports the appraised value. Meets guidelines.					1	1	3	1
300998153	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828365	This loan failed the initial CD delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XXXXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XXXXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Rebuttal 1 (XXXXX 7:41PM) Please review uploaded: "Econsent & Initial CD"	Response 1 (XXXXX 11:58AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998153	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID Disclosures E-consent missing	21828557	The following disclosures were electronically signed but the consumer's E-consent was not provided in the loan file: Intent to Proceed, XXXXXX. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 7:41PM) Please review uploaded: E-Consent	Response 1 (XXXXX 11:59AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998153	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21828609	The loan meets all applicable credit guidelines.					1	1	3	1
300998153	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828659	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2, which supports the appraised value. Meets guidelines.					1	1	3	1
300998152	1 of 7	Amerihome_JUMBO_3_07.02.18_4PM	XXX	XXX	XXXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21773572	The loan is in compliance with all applicable laws and regulations.					1	1	4	1
300998152	2 of 7	Amerihome_JUMBO_3_07.02.18_4PM	XXX	XXX		Credit	Appraisal Misc	21773386	The appraisal report is missing from the loan file. Please provide.	Rebuttal 1 (XXXXX 1:16PM) Uploaded appraisal report	Response 1 (XXXXX 11:26AM) Documentation provided is sufficient. (Resolved)			4	1	4	1
300998152	3 of 7	Amerihome_JUMBO_3_07.02.18_4PM	XXX	XXX		Credit	Appraisal Misc	21773417	The first final inspection indicates the kitchen cupboard installation was incomplete; missing doors and drawers. Photos provided with inspection reflect drawers for bathroom vanities were also not installed; however, appraiser did not comment regarding bathrooms. The second final inspection reflects photo verifying kitchen is now complete. Please provide evidence of installation of bathroom drawers and doors on vanities in bathrooms.	Rebuttal 1 (XXXXX 1:16PM) Uploaded 442 report Rebuttal 2 (XXXXX 3:37PM) Pending Rebuttal 3 (XXXXX 3:02PM) Pending Rebuttal 4 (XXXXX 1:10PM) 442 Reports are not required to have all pictures of the repair. Also the original report included photos of all 5 bathrooms and the reports provided only stated that cabinets were removed to facilitate the painting. Please clear condition.	Response 1 (XXXXX 11:34AM) Completion Cert 442 report provided is same report as in loan file which verified that the kitchen cupboard installation was complete however evidence of the installation of bathroom drawers and doors on vanities in all bathrooms was not provided. Photos of all bathrooms to verify they are completed is required. Awaiting documentation. (Upheld) Response 2 (XXXXX 1:44PM) Documentation received is sufficient. (Resolved)			2	1	4	1
300998152	4 of 7	Amerihome_JUMBO_3_07.02.18_4PM	XXX	XXX		Credit	Appraisal Misc	21773638	The loan file does not contain a signed Clear Capital CDA Release Form. Please provide.	Rebuttal 1 (XXXXX 1:16PM) Pending Rebuttal 2 (XXXXX 3:37PM) Uploaded CDA Release Form.	Response 1 (XXXXX 3:58PM) Documentation provided is sufficient. (Resolved)			4	1	4	1
300998152	5 of 7	Amerihome_JUMBO_3_07.02.18_4PM	XXX	XXX		Credit	LDP/EPL	21773418	The file does not contain evidence the following Loan Participants were checked across OFAC, Freddie Exclusionary, LDP, and SAM lists: XXXXXX(notary), XXXXXX (title company), XXXXXX (processor). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (XXXXX 1:16PM) Uploaded client's fraud report and AMH drive report	Response 1 (XXXXX 11:30AM) Documentation provided is sufficient. (Resolved)			2	1	4	1
300998152	6 of 7	Amerihome_JUMBO_3_07.02.18_4PM	XXX	XXX		Credit	Tax Transcripts Missing	21773619	The borrower has a XXXX business with a small loss. Per the investor guidelines; business tax transcripts are required for any business with a loss. Please provide the most recent two years business transcripts for XXXXXX.	Rebuttal 1 (XXXXX 1:16PM) Pending Rebuttal 2 (XXXXX 3:37PM) Pending Rebuttal 3 (XXXXX 3:02PM) Rebuttal sent to xxx. We are using appendix Q for how tax returns are analyzed. Based on appendix Q, the M&E does not need to be deducted therefore we wouldn't have a loss. And since we are not using the income, we wouldn't need copies of the business transcripts	Response 1 (XXXXX 6:38PM) Upon recalculation of business income, there was no loss, profit was not used to qualify, and further business income documentation is not required. (Resolved)			2	1	4	1
300998152	7 of 7	Amerihome_JUMBO_3_07.02.18_4PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21773384	The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.					1	1	4	1
300998151	1 of 8	Amerihome_JUMBO_1_09.28.18_7PM	XXX	XXX	XXXXXX	Closing	Missing Mortgage	21818299	All pages of the PUD Rider to the Security Instrument are not provided in the loan file.	Rebuttal 1 (XXXXX 6:41PM) Uploaded PUD rider	Response 1 (XXXXX 12:10PM) The provided documentation is sufficient to cure the finding. (Resolved)			4	1	3	1
300998151	2 of 8	Amerihome_JUMBO_1_09.28.18_7PM	XXX	XXX		Compliance	Late HOC Disclosure	21818349	There is no evidence of a loan application date provided in the loan file. Unable to determine if the Homeownership Counseling Disclosure issued on XXXXXX was disclosed within 3 business days of the application date.	Rebuttal 1 (XXXXX 6:42PM) Uploaded initial 1003	Response 1 (XXXXX 12:16PM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998151	3 of 8	Amerihome_JUMBO_1_09.28.18_7PM	XXX	XXX		Compliance	TRID - Missing Loan Estimate	21818300	The file is missing the Loan Estimate. A compliance review testing for timing and threshold tolerance could not be completed.	Rebuttal 1 (XXXXX 6:41PM) Uploaded LE(s) Rebuttal 2 (XXXXX 12:57PM) Please refer to uploaded notice of change in circumstance(s)	Response 1 (XXXXX 8:50AM) The provided documentation is insufficient to cure the finding. Although the Loan Estimates have been provided, testing has resulted in additional findings to the loan review. (Upheld) Response 2 (XXXXX 10:49AM) The provided documentation is sufficient to cure the finding. (Resolved)			4	1	3	1
300998151	4 of 8	Amerihome_JUMBO_1_09.28.18_7PM	XXX	XXX		Compliance	TRID - SPL - Late	21818350	There is no evidence of a loan application date provided in the loan file. Unable to determine if the Service Providers List issued on XXXXXX was disclosed within 3 business days of the application date.	Rebuttal 1 (XXXXX 6:42PM) see uploaded initial 1003	Response 1 (XXXXX 12:20PM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998151	5 of 8	Amerihome_JUMBO_1_09.28.18_7PM	XXX	XXX		Compliance	TRID - Zero Tolerance Violation Not Cured	21822619
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Valid change of circumstances and lock confirmations were not provided in the loan file. Therefore, the increase/addition to the following fees were not accepted: Loan Discount (Points), Lock Extension Fee, Appraisal Review Fee, Credit Report Fee, IRS Transcript Fee and Transfer Taxes. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Although the regulation requires the cure within 60 days of consummation, investor will accept 60 days from the discovery date, XXXXXX . A cost to cure in the amount of $XXXXXX  is required. Reimbursement in the amount of $XXXXXX was provided at closing. The remaining cost to cure in the amount of $XXXXXX is still required.
										Rebuttal 1 (XXXXX 12:57PM) Uploaded Notice of Change in Circumstance(s)	Response 1 (XXXXX 10:50AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998151	6 of 8	Amerihome_JUMBO_1_09.28.18_7PM	XXX	XXX		Credit	LDP/EPL	21818341	The file does not contain evidence the following Loan Participants were checked across OFAC, Freddie Exclusionary, LDP, and SAM lists: XXXXXX (borrower’s employer), XXXXXX (co-borrower’s employer), XXXXXX (credit bureau), XXXXXX (notary, settlement agent). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (XXXXX 6:45PM) Uploaded AMH Drive Report	Response 1 (XXXXX 9:15AM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998151	7 of 8	Amerihome_JUMBO_1_09.28.18_7PM	XXX	XXX		Credit	Miscellaneous	21818342	A 1008 signed by the underwriter is missing from the loan file. Please provide.	Rebuttal 1 (XXXXX 6:45PM) Pending Rebuttal 2 (XXXXX 6:38PM) Uploaded signed 1008	Response 1 (XXXXX 4:35PM) Documentation received is sufficient. (Resolved)			3	1	3	1
300998151	8 of 8	Amerihome_JUMBO_1_09.28.18_7PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21818340	The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.					1	1	3	1
300998150	1 of 10	Amerihome_JUMBO_4_06.21.18_4PM	XXX	XXX	XXXXXX	Compliance	TRID - Lender Credits That Cannot Decrease	21769377
This loan failed the lender credits that cannot decrease test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXXXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXXXX). The lender credit decreased on CD issued on XXXXX without a valid change of circumstance. To cure a tolerance violation, the following documents are required: Letter of Explanation to consumer(s), PCCD, proof of delivery, and copy of the refund. A cost to cure in the amount of $XXXXX is required.
										Rebuttal 1 (XXXXX 7:21PM) Uploaded CD 061318 and COC Rebuttal 2 (XXXXX 5:01PM) Uploaded client LOE - rebuttal Rebuttal 3 (XXXXX 5:42PM) Uploaded PCCD dated 072418 Rebuttal 4 (XXXXX 2:39PM) Uploaded PCCD, refund check, letter and proof of delivery
Response 1 (XXXXX 11:39AM)
The information provided is not sufficient to cure the finding. Any changes must take place prior to closing/consummation or the loan would fail tolerance. A cost to cure in the amount of $XXXXX is required. If curing with a refund, the following documents are required as well: Proof of delivery, LOE, PCCD, and copy of refund. (Upheld)

Response 2 (XXXXX 5:24PM)
The information provided is not sufficient to cure the finding. The reason for the decrease in lender credits would be valid had it been disclosed prior to consummation. A cost to cure in the amount of $XXXXX is required. To cure the violation, the following documents are required as well: LOE, PCCD, copy of refund, proof of delivery. (Upheld)

Response 3 (XXXXX 1:55PM)
The documentation provided is sufficient to cure the finding. (Resolved)
														3	1	3	1
300998150	2 of 10	Amerihome_JUMBO_4_06.21.18_4PM	XXX	XXX		Compliance	TRID CD- Closing Information/Closing Date	21769343	The CD issued on XXXXX does not reflect the correct Closing Date. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 7:21PM) Pending Rebuttal 2 (XXXXX 5:00PM) Uploaded CD Rebuttal 3 (XXXXX 5:42PM) Uploaded PCCD 072418	Response 1 (XXXXX 8:55AM) Client researching (Upheld) Response 2 (XXXXX 3:40PM) Documentation provided is illegible. Please re-send. Response 3 (XXXXX 9:31AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998150	3 of 10	Amerihome_JUMBO_4_06.21.18_4PM	XXX	XXX		Credit	Appraisal Misc	21769161	The loan file does not contain a signed Clear Capital CDA Release Form. Please provide.	Rebuttal 1 (XXXXX 3:23PM) Pending Rebuttal 2 (XXXXX 3:00PM) Pending Rebuttal 3 (XXXXX 6:21PM) Uploaded CDA Release Form	Response 1 (XXXXX 11:39AM) Documentation provided is sufficient. (Resolved)			4	1	3	1
300998150	4 of 10	Amerihome_JUMBO_4_06.21.18_4PM	XXX	XXX		Credit	Appraisal Misc	21769164	The loan file does not contain Fannie Mae and Freddie Mac UCDP SSR forms. Please provide.	Rebuttal 1 (XXXXX 3:23PM) Uploaded FHLMC UCDP Rebuttal 2 (XXXXX 3:00PM) Uploaded FNMA UCDP	Response 1 (XXXXX 2:23PM) FHLMC UCDP SSR received. Please provide FNMA UCDP SSR. (Upheld) Response 2 (XXXXX 12:43PM) Documentation received is sufficient. (Resolved)			4	1	3	1
300998150	5 of 10	Amerihome_JUMBO_4_06.21.18_4PM	XXX	XXX		Credit	Assets	21770343	The First Tech account printout #XXXXX dated XXXXX to XXXXX is not legible. Please provide a better copy.	Rebuttal 1 (XXXXX 3:23PM) Pending Rebuttal 2 (XXXXX 3:00PM) Pending Rebuttal 3 (XXXXX 6:22PM) Pending Rebuttal 4 (XXXXX 12:46PM) Uploaded acct printout.	Response 1 (XXXXX 3:06PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998150	6 of 10	Amerihome_JUMBO_4_06.21.18_4PM	XXX	XXX		Credit	Debts	21770339	The CD reflected payment of IRS Taxes due in the amount of $XXXXX. The most recent IRS Tax ledger in the file reflected a balance of $XXXXX. Please provide the IRS payoff statement reflecting the $XXXXX balance paid at closing on the CD.	Rebuttal 1 (XXXXX 3:23PM) Pending Rebuttal 2 (XXXXX 3:00PM) Pending Rebuttal 3 (XXXXX 6:22PM) Pending Rebuttal 4 (XXXXX 12:46PM) Pending Rebuttal 5 (XXXXX 1:12PM) Amount paid XXXX is in line with installment agreement activity balance on XXXXX XXXX. Closing date is XXX $7,799.64 -XXXX XXX x XX months) =XXXX + interest We are ok not having the copy of the IRS payoff, please clear condition.	Response 1 (XXXXX 1:35PM) Explanation received is sufficient. (Resolved)			2	1	3	1
300998150	7 of 10	Amerihome_JUMBO_4_06.21.18_4PM	XXX	XXX		Credit	Debts	21769043	The final application indicates under liabilities a payment of $XXXXXand balance of $XXXXX, and states to be paid off but not closed. The name of the company is not reflected. The credit report does not indicate a debt matching this information as well as the Closing Disclosure does not indicate a debt paid for this amount. The debt was not included in qualifying debts at origination. Including this debt; DTI increases fromXXXXX% to $XXXXX% which exceeds the maximum allowed of XXXXX%. Please provide evidence of what the debt is; and documentation to support omission of the debt.	Rebuttal 1 (XXXXX 3:23PM) Pending Rebuttal 2 (XXXXX 3:00PM) Pending	Response 1 (XXXXX 3:14PM) Review of final loan application and closing disclosure is sufficient. Debts to be paid off but not closed on final loan application with payment of $XXXXX and balance of $XXXXX is complete total of all revolving accounts to be paid off at closing therefore figure of $XXXXX added to DTI is double counting payments. Corrected DTI of XXXX% after exclusion of this figure is sufficient. (Resolved)			3	1	3	1
300998150	8 of 10	Amerihome_JUMBO_4_06.21.18_4PM	XXX	XXX		Credit	LDP/EPL	21768927	The file does not contain evidence the following Loan Participants were checked across OFAC, Freddie Exclusionary, LDP, and SAM lists: XXXXX (underwriter), XXXXX (credit bureau), XXXXX. (borrower’s employer), XXXXX(co-borrower’s employer), XXXXX (appraiser), XXXXX (appraisal company), XXXXX(notary). Please provide searches for the Loan Participants across all lists or a provide a Lender Certification that all participants were searched across all lists.	Rebuttal 1 (XXXXX 3:22PM) Uploaded AMH Drive Report	Response 1 (XXXXX 2:16PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998150	9 of 10	Amerihome_JUMBO_4_06.21.18_4PM	XXX	XXX		Credit	Reserve Assets	21769140	Insufficient assets for reserves were verified. Reserves were required in the amount of $XXXXX.XXXXX account #XXXXX with a balance of $XXXXX and account #XXXXX with a balance of $XXXXX have been excluded from qualifying assets due to large deposits not sourced. Total assets verified for reserves excluding these accounts were $XXXXX. Borrowers are short reserves in the amount of $XXXXX. Please provide documentation to support large deposits; $XXXXX on XXXXX in account #XXXXX, $XXXXX on XXXXX and $XXXXX on XXXXX in account #XXXXX.	Rebuttal 1 (XXXXX 3:23PM) Pending Rebuttal 2 (XXXXX 3:00PM) Pending Rebuttal 3 (XXXXX 6:21PM) Pending Rebuttal 4 (XXXXX 12:46PM) Uploaded client rebuttal	Response 1 (XXXXX 3:18PM) Documentation received is sufficient. (Resolved)			3	1	3	1
300998150	10 of 10	Amerihome_JUMBO_4_06.21.18_4PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21768914	The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.					1	1	3	1
300998148	1 of 10	Amerihome_JUMBO_2_07.12.18_12PM	XXX	XXX	XXXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21778638	The loan is in compliance with all applicable laws and regulations.					1	1	3	1
300998148	2 of 10	Amerihome_JUMBO_2_07.12.18_12PM	XXX	XXX		Credit	Appraisal Misc	21778751	The Clear Capital CDA Release Form is missing from the loan file. Please provide.	Rebuttal 1 (XXXXX 3:32PM) Uploaded CDA release form	Response 1 (XXXXX 10:59AM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998148	3 of 10	Amerihome_JUMBO_2_07.12.18_12PM	XXX	XXX		Credit	Inc Misc	21778721	The borrower's self-employment annual income with XXXX increased from $XXXXX in XXXXX to $XXXXX in XXXXX Guidelines require income variations greater than XXXXX% to be adequately addressed. Please provide a signed and dated letter of explanation for the large increase in income.	Rebuttal 1 (XXXXX 3:32PM) Pending Rebuttal 2 (XXXXX 2:27PM) Pending Rebuttal 3 (XXXXX 1:15PM) Uploaded signed 1008	Response 1 (XXXXX 9:17AM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998148	4 of 10	Amerihome_JUMBO_2_07.12.18_12PM	XXX	XXX		Credit	LDP/EPL	21778754	The loan file did contain GSA and LDP searches. Please provide searches for all Loan Participants across all OFAC, Freddie Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (XXXXX 3:32PM) Uploaded exclusionary list search results and AMH Drive report	Response 1 (XXXXX 11:27AM) Please provide searches for AppraiserXXXXX, Real Estate Company XXXXX, Borrower's RealtorXXXXX, and Settlement Agent XXXXX across OFAC, Freddie Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists.			2	1	3	1
300998148	5 of 10	Amerihome_JUMBO_2_07.12.18_12PM	XXX	XXX		Credit	Miscellaneous	21778704	The loan closed XXXXX. The origination credit report XXXXX reflects the mortgage with XXXXX, secured by the departing home, with last report date as of XXXXX. Please provide an update to reflect the mortgage current through XXXXX.	Rebuttal 1 (XXXXX 3:32PM) Pending Rebuttal 2 (XXXXX 10:04PM) Pending Rebuttal 3 (XXXXX 2:27PM) Pending Rebuttal 4 (XXXXX 1:15PM) Uploaded credit supple	Response 1 (XXXXX 9:16AM) Supplement is dated post-consummation; however, payment history reflects 0 late payments which would include the May XXXXX and June XXXXX payments which occurred prior to consummation. (Resolved)			3	1	3	1
300998148	6 of 10	Amerihome_JUMBO_2_07.12.18_12PM	XXX	XXX		Credit	Miscellaneous	21778516	Please provide a signed loan transmittal summary/1008 by the originating underwriter.	Rebuttal 1 (XXXXX 3:32PM) Uploaded signed 1008	Response 1 (XXXXX 10:55AM) Documentation received is sufficient. (Resolved)			3	1	3	1
300998148	7 of 10	Amerihome_JUMBO_2_07.12.18_12PM	XXX	XXX		Credit	Tax Returns Obtained	21778759	Tax returns are required to be signed and dated at or prior to consummation. Please provide for the XXXXX and XXXXX personal tax returns, and for the XXXXX business tax return.	Rebuttal 1 (XXXXX 3:32PM) Uploaded s&d tax returns Rebuttal 2 (XXXXX 10:04PM) Pending Rebuttal 3 (XXXXX 2:27PM) Uploaded XXXXX s&d 1065 tax returns	Response 1 (XXXXX 11:16AM) Please provide signed and dated XXXXX business tax return. (Upheld) Response 2 (XXXXX 9:56AM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998148	8 of 10	Amerihome_JUMBO_2_07.12.18_12PM	XXX	XXX		Credit	Tax Returns Obtained	21778724	The XXXXX personal tax return reflects taxed owed in the amount of $XXXXX. Please provide documentation to support the taxes have been paid.	Rebuttal 1 (XXXXX 3:32PM) Pending Rebuttal 2 (XXXXX 10:04PM) Pending Rebuttal 3 (XXXXX 2:27PM) Pending Rebuttal 4 (XXXXX 1:15PM) Uploaded proof of payment -	Response 1 (XXXXX 9:23AM) $XXXXX IRS check provided. Date written is erroneous; however, the check cleared the bank on XXXXX. $XXXXX electronic debit to IRS on XXXXX provided. Documentation received is sufficient. (Resolved)			2	1	3	1
300998148	9 of 10	Amerihome_JUMBO_2_07.12.18_12PM	XXX	XXX		Credit	VVOE required	21778749	A VVOE is required within 30 days of Note date for self-employment. The loan file contains an internet look up through google on XXXXX and a copy of the XXXXXX with an inception date of XXXXX for XXXXX. The loan closed XXXXX The internet look up XXXXX expired as of the Note date. No additional VVOE in evidenced in the loan file. Please provide a current VVOE for the business from a third party, regulatory agency, or licensing bureau, and verify the listing and address of the business. If a VVOE cannot be obtained, a written VOE must be utilized to confirm the business.	Rebuttal 1 (XXXXX 3:32PM) Uploaded 3rd party validation Rebuttal 2 (XXXXX 10:04PM) Uploaded 3rd party validation.	Response 1 (XXXXX 8:32AM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998148	10 of 10	Amerihome_JUMBO_2_07.12.18_12PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21778555	Meets guidelines. The Clear Capital CDA supports the appraised value.					1	1	3	1
300998145	1 of 6	Amerihome_JUMBO_2_08.08.18_12PM	XXX	XXX	XXXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21793489	The loan is in compliance with all applicable laws and regulations.					1	1	2	1
300998145	2 of 6	Amerihome_JUMBO_2_08.08.18_12PM	XXX	XXX		Credit	Application	21794453	Please revise the final application to exclude the co-borrower's employment with XXXXX, as income from this employment was not utilized.	Rebuttal 1 (XXXXX 8:19PM) Uploaded corrected 1003 and LOE from client	Response 1 (XXXXX 8:19AM) Documentation received is sufficient. (Resolved)			2	1	2	1
300998145	3 of 6	Amerihome_JUMBO_2_08.08.18_12PM	XXX	XXX		Credit	Financial Statements Obtained	21794446	Guidelines require a year-to-date profit and loss statement and balance sheet where income or loss are reported on IRS form Schedule C. The co-borrower incurred a net loss of $XXXXX over XXXXX. Financials do not need to be signed; however, if signed, must be dated a or prior to consummation. Please provide.	Rebuttal 1 (XXXXX 8:19PM) Pending Rebuttal 2 (XXXXX 2:12PM) Uploaded P&L and balance sheet LOE for Sched C business Rebuttal 3 (XXXXX 1:37PM) Uploaded signed 1008 with commentary	Response 1 (XXXXX 7:52AM) LOE indicates no co-borrower Schedule C activity in XXXXX. Letter is not signed. Please provide letter signed on or before consummation or add commentary to the Audit 1008. (Upheld) Response 2 (XXXXX 2:09PM) Documentation received is sufficient. (Resolved)			2	1	2	1
300998145	4 of 6	Amerihome_JUMBO_2_08.08.18_12PM	XXX	XXX		Credit	LDP/EPL	21794406	Please provide searches for the following Loan Participants across all OFAC, Freddie Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) borrower's self-employment with XXXXX, and (2) closing notary.	Rebuttal 1 (XXXXX 8:19PM) Uploaded Fraud Report and AMH Drive Report	Response 1 (XXXXX 8:21AM) Documentation received is sufficient. (Resolved)			2	1	2	1
300998145	5 of 6	Amerihome_JUMBO_2_08.08.18_12PM	XXX	XXX		Credit	Tax Returns Obtained	21794431	The XXXXX and XXXXX personal tax returns were signed and dated prior to or at consummation; however, the XXXXX tax return was not. Please provide.	Rebuttal 1 (XXXXX 8:19PM) Pending	Response 1 (XXXXX 3:03PM) Upon further review, signed and dated XXXXX Tax Return in file. (Resolved)			2	1	2	1
300998145	6 of 6	Amerihome_JUMBO_2_08.08.18_12PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21794533	Meets guidelines. The Clear Capital CDA supports the appraised value.		Response 1 (XXXXX 2:47PM) CDA ordered and supports value of $XXXXX with a X% variance. (Resolved)			1	1	2	1
300998144	1 of 7	Amerihome_JUMBO_2_09.13.18_2PM	XXX	XXX	XXXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21810790	The loan is in compliance with all applicable laws and regulations.					1	1	3	1
300998144	2 of 7	Amerihome_JUMBO_2_09.13.18_2PM	XXX	XXX		Credit	Debts	21810793	The most recent XX months mortgage payment history is required for all mortgages in borrowers name. Subject loan closed XXXXX. XXXX mortgage payment history for XXXXX and XXXXX was not reflected in the loan file. Please provide.	Rebuttal 1 (XXXXX 2:41PM) Pending Rebuttal 2 (XXXXX 12:32PM) Uploaded payment history	Response 1 (XXXXX 12:58PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998144	3 of 7	Amerihome_JUMBO_2_09.13.18_2PM	XXX	XXX		Credit	Inc Misc	21810796	Borrower's earnings increased more than XX% from XXXXX to XXXXX however; an explanation was not provided for the increase. Please provide.	Rebuttal 1 (XXXXX 2:41PM) Pending Rebuttal 2 (XXXXX 12:32PM) Pending Rebuttal 3 (XXXXX 8:07PM) Pending Rebuttal 4 (XXXXX 5:13PM) Uploaded signed 1008 with commentary	Response 1 (XXXXX 11:59AM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998144	4 of 7	Amerihome_JUMBO_2_09.13.18_2PM	XXX	XXX		Credit	Income Docs	21810789	The loan file does not contain a Profit & Loss and Balance Sheet from XXXXX through XXXXX for XXXXX. Please provide.	Rebuttal 1 (XXXXX 2:41PM) Pending Rebuttal 2 (XXXXX 12:32PM) Pending Rebuttal 3 (XXXXX 8:07PM) Uploaded P&L Rebuttal 4 (XXXXX 5:13PM) Pending Rebuttal 5 (XXXXX 5:40PM) Uploaded Balance sheet	Response 1 (XXXXX 9:07AM) P/L through August XXXXX received. Please provide Balance Sheet for same time period. (Upheld) Response 2 (XXXXX 8:12AM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998144	5 of 7	Amerihome_JUMBO_2_09.13.18_2PM	XXX	XXX		Credit	LDP/EPL	21810761	The file does not contain evidence the following Loan Participants were checked across OFAC, Freddie Exclusionary, LDP, and SAM lists: XXXXX (underwriter), XXXXX (appraiser), XXXXX (appraisal company), XXXXX (notary), XXXXX (settlement agent), XXXXX (borrower’s employments). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (XXXXX 2:41PM) Uploaded AMH Drive Report	Response 1 (XXXXX 3:00PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998144	6 of 7	Amerihome_JUMBO_2_09.13.18_2PM	XXX	XXX		Credit	Program Parameters	21810698	Per the investor's guidelines; all Jumbo loans require a minimum of 3 active tradelines for each borrower with qualifying income, each rated and paid satisfactorily for at least 12 months. Active tradelines may be open or closed accounts and are defined by the date of the last activity on the account within 12 months from the current date. The credit report indicates the borrower only has two active trade lines.	Rebuttal 1 (XXXXX 2:41PM) 12 month history of XXX is already being requested….which would cover the tradeline requirement Rebuttal 2 (XXXXX 12:31PM) Uploaded payment history	Response 1 (XXXXX 1:01PM) 12 payments on the third prospective qualifying trade line with XXXXX were not documented with the payment history provided. (Upheld) Response 2 (XXXXX 1:05PM) Upon further review, the mortgage payment history reflected the mortgage account opened in XXXXX and was paid in full in XXXXX. The statement reflects 12 months of activity including the final payoff. (Resolved)			3	1	3	1
300998144	7 of 7	Amerihome_JUMBO_2_09.13.18_2PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21810697	The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.					1	1	3	1
300998143	1 of 7	Amerihome_JUMBO_3_07.23.18_9PM	XXX	XXX	XXXXXX	Compliance	TRID CD ' Loan Information/Loan Type	21785605	The CD issued on XXXXX does not reflect the correct Loan Type. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 4:08PM) Uploaded PCCD. Rebuttal 2 (XXXXX 5:01PM) Uploaded PCCD 08XXXXX, letter and tracking	Response 1 (XXXXX 9:00AM) The provided documentation is insufficient to cure the finding. PCCD provided does not match transaction. In addition, LOE and proof of delivery were not provided and are required with revised PCCD. (Upheld) Response 2 (XXXXX 1:32PM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998143	2 of 7	Amerihome_JUMBO_3_07.23.18_9PM	XXX	XXX		Credit	Debts	21785907	The borrowers filed a XXXXX tax extension with $XXXXX paid to IRS. The borrower paid $XXXXX by check with bank statement indicating check cleared the account on XXXXX The remaining $XXXXX was paid with a credit card ending in #XXXXX. The file does not contain documentation of which credit card account was used, what is the new balance and payment. Please provide documentation verifying the new balance and payment for acct #XXXXX after payment of $XXXXX ($XXXXX + $XXXXX convenience fee) was applied on XXXXX.	Rebuttal 1 (XXXXX 4:56PM) Pending Rebuttal 2 (XXXXX 5:45PM) Pending Rebuttal 3 (XXXXX 4:08PM) Uploaded credit card statement.	Response 1 (XXXXX 6:12PM) Documentation received is sufficient. (Resolved)			3	1	3	1
300998143	3 of 7	Amerihome_JUMBO_3_07.23.18_9PM	XXX	XXX		Credit	LDP/EPL	21785853	The loan file does not contain a Fraud Tool confirming all Loan Participants were checked across OFAC, Freddie Exclusionary, LDP, and SAM lists. Please provide.	Rebuttal 1 (XXXXX 4:56PM) Uploaded Fraud Report and AMH Drive Report	Response 1 (XXXXX 11:04AM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998143	4 of 7	Amerihome_JUMBO_3_07.23.18_9PM	XXX	XXX		Credit	Lien Position	21785805	The loan file is missing a signed letter requesting closure and cancellation of the HELOCs with XXXXX and XXXXX in which both are secured by subject property. Please provide.	Rebuttal 1 (XXXXX 4:56PM) Pending Rebuttal 2 (XXXXX 5:45PM) Uploaded Fulton Financial closure letter and proof of payment to XXXXX	Response 1 (XXXXX 5:53PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998143	5 of 7	Amerihome_JUMBO_3_07.23.18_9PM	XXX	XXX		Credit	Miscellaneous	21785790	Explanation letter from co-borrower regarding several items requested from the lender is not dated. Please provide the signed and dated explanation letter that was completed prior to consummation.	Rebuttal 1 (XXXXX 4:56PM) Pending Rebuttal 2 (XXXXX 5:45PM) Uploaded s&d LOE	Response 1 (XXXXX 5:54PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998143	6 of 7	Amerihome_JUMBO_3_07.23.18_9PM	XXX	XXX		Credit	Reserve Assets	21785783	XXX XXXX statement dated XXXXX is more than 90 days from Note date. Excluding assets; borrowers are short reserves in the amount of $XXXXX. Please provide an updated statement.	Rebuttal 1 (XXXXX 4:56PM) Pending Rebuttal 2 (XXXXX 5:45PM) Pending Rebuttal 3 (XXXXX 4:08PM) Pending.	Response 1 (XXXXX 3:20PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998143	7 of 7	Amerihome_JUMBO_3_07.23.18_9PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21785597	The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.					1	1	3	1
300998142	1 of 5	Amerihome_JUMBO_2_08.22.18_6PM	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Late	21800139	The file contains no evidence that the Initial Escrow Disclosure Statement was provided to the borrower prior to consummation.	Rebuttal 1 (XXXXX 4:02PM) Uploaded IEAD Stmt	Response 1 (XXXXX 7:25AM) The provided documentation is insufficient to cure the finding. The provided IEAD Statement was signed at consummation. The IEAD Statement provided prior to closing is required. (Upheld) Response 2 (XXXXX 10:08AM) Resolved			2	1	4	1
300998142	2 of 5	Amerihome_JUMBO_2_08.22.18_6PM	XXX	XXX		Credit	Debts	21800243	The XXXXX tax return indicates taxes were due in the amount of $XXXXX; however, the loan file does not contain evidence the taxes were paid. Please provide.	Rebuttal 1 (XXXXX 4:01PM) Pending Rebuttal 2 (XXXXX 8:44PM) Uploaded evidence XXXXX tax was paid	Response 1 (XXXXX 12:11PM) Documentation received is sufficient. (Resolved)			2	1	4	1
300998142	3 of 5	Amerihome_JUMBO_2_08.22.18_6PM	XXX	XXX		Credit	LDP/EPL	21800072	The file does not contain evidence the following Loan Participants were checked across OFAC, Freddie Exclusionary, LDP, and SAM lists:XXXXX (credit bureau), XXXXX.(co-borrower’s employment), XXXXX (notary), XXXXX (appraisal company), XXXXX (closer). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (XXXXX 4:01PM) Uploaded Client Cert and AMH Drive Report	Response 1 (XXXXX 8:22AM) Documentation received is sufficient. (Resolved)			2	1	4	1
300998142	4 of 5	Amerihome_JUMBO_2_08.22.18_6PM	XXX	XXX		Credit	Miscellaneous	21800270	The final Loan Transmittal signed by the Underwriter does not include debt for property located at Street. Please provide an updated Loan Transmittal signed by the underwriter which includes monthly debt of $XXXXX.	Rebuttal 1 (XXXXX 4:01PM) Pending Rebuttal 2 (XXXXX 8:44PM) Pending Rebuttal 3 (XXXXX 1:17PM) Uploaded signed 1008 Rebuttal 4 (XXXXX 2:47PM) Uploaded signed 1008	Response 1 (XXXXX 2:07PM) Signed 1008 provided contains a date, which is after consummation. Please provide the same without a date. (Upheld) Response 2 (XXXXX 8:00AM) Documentation received is sufficient. (Resolved)			4	1	4	1
300998142	5 of 5	Amerihome_JUMBO_2_08.22.18_6PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21800035	The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.					1	1	4	1
300998141	1 of 4	Amerihome_JUMBO_1_09.12.18_6PM	XXX	XXX	XXXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21810430	The loan is in compliance with all applicable laws and regulations.					1	1	3	1
300998141	2 of 4	Amerihome_JUMBO_1_09.12.18_6PM	XXX	XXX		Credit	LDP/EPL	21810425	Please provide searches for the following Loan Participants across all OFAC, Freddie Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) both borrower's employers (2) verbal verification of employment verifier, XXXXX, and (3) lender contact person listed on closing disclosure, XXXXX.	Rebuttal 1 (XXXXX 1:15PM) Uploaded exclusionary list search results and AMH drive report	Response 1 (XXXXX 3:09PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998141	3 of 4	Amerihome_JUMBO_1_09.12.18_6PM	XXX	XXX		Credit	Miscellaneous	21810444	Subject transaction refinance of a primary residence, and the loan file is missing a net tangible benefit to the borrower. Please provide.	Rebuttal 1 (XXXXX 1:15PM) Uploaded Net Tangible Benefit stmt	Response 1 (XXXXX 3:07PM) Documentation received is sufficient. Net Tangible Benefit explanation is dated after consummation; however, net tangible benefit took place at consummation. (Resolved)			3	1	3	1
300998141	4 of 4	Amerihome_JUMBO_1_09.12.18_6PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21810413	The Clear Capital CDA supports the appraised value. Meets guidelines.					1	1	3	1
300998140	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Disclosures E-consent Missing	21828454	The following disclosures were electronically signed on XXXXX but the consumer’s E-consent was not provided in the loan file: Disclosure Notices, Servicing Transfer Disclosure, Homeownership Disclosure. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 5:10PM) XXXXX Please review uploaded: "E-Consent:"	Response 1 (XXXXX 11:31AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	2
300998140	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD- Closing Information/Closing Date	21828464	The CD issued on XXXXX does not reflect the correct Closing Date. The Closing Date on the disclosure is XXXXX however, the date should be XXXXX. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 5:11PM) XXXXX Please review uploaded: "PCCD"	Response 1 (XXXXX 11:48AM) The provided documentation is sufficient to cure the finding. (Resolved)	Buyer Comment 1 (XXXXX 4:47PM) Investor Accepts.		2	1	3	2
300998140	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Title Commitment / Title Policy	21828469	The title commitment for the subject property reflects an exception for an additional open mortgage with XXX, dated XXXXX for $XXXXX. The loan file did not contain any documentation to evidence this mortgage is paid off and satisfied.			Buyer Comment 1 (XXXXX 4:47PM) Investor Accepts.	XXX median score, XXXX reserves, XX years in subject property	2	2	3	2
300998140	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828468	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2 which supports the appraised value. Meets guidelines.					1	1	3	2
300998139	1 of 6	Amerihome_JUMBO_1_08.23.18_1PM	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Late	21800637	The file contains no evidence that the Initial Escrow Disclosure Statement was provided to the borrower prior to consummation.	Rebuttal 1 (XXXXX 3:37PM) Uploaded IEAD. Rebuttal 2 (XXXXX 3:05PM) Please provide additional guidance as to the timing of IEAD	Response 1 (XXXXX 11:51AM) The provided documentation is insufficient to cure the finding. IEAD provided is signed by the borrower at consummation. The IEAD prior to consummation is required. (Upheld) Response 2 (XXXXX 10:11AM) Resolved			2	1	2	1
300998139	2 of 6	Amerihome_JUMBO_1_08.23.18_1PM	XXX	XXX		Compliance	TRID CD- 'Title' missing	21800639	The Owners Title Insurance fee on the CD is not preceded by the word Title. Per TRID ((Comment 37(f)(2)-3)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item.	Rebuttal 1 (XXXXX 3:37PM) per document in file.... Owner's title Insurance fee is preceded by the word "Title" Rebuttal 2 (XXXXX 3:05PM) Pending Rebuttal 3 (XXXXX 1:24PM) Uploaded PCCD, letter and proof of delivery	Response 1 (XXXXX 12:04PM) The finding was made in error. The correct finding is as follows: The Owner's Title Insurance on the CD issued on XXXXX is not followed by the word 'Optional'. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (§ 1026.37(g)(4)(ii)). (Upheld) Response 2 (XXXXX 10:15AM) Client researching Response 3 (XXXXX 11:47AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	2	1
300998139	3 of 6	Amerihome_JUMBO_1_08.23.18_1PM	XXX	XXX		Compliance	TRID LE- 'Title' missing	21800638	The Owners Title Insurance fee on the LE is not preceded by the word Title. Per TRID ((Comment 37(f)(2)-3)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item.	Rebuttal 1 (XXXXX 3:37PM) per document in file.... Owner's title Insurance fee is preceded by the word "Title" Rebuttal 2 (XXXXX 3:05PM) There is no cure for this finding as client can not re-issue LE...	Response 1 (XXXXX 12:02PM) The finding was made in error. The correct finding is as follows: The Owner's Title Insurance on the LE issued on XXXXX is not followed by the word 'Optional'. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (§ 1026.37(g)(4)(ii)). (Upheld) Response 2 (XXXXX 10:13AM) Lender agrees with finding			2	1	2	1
300998139	4 of 6	Amerihome_JUMBO_1_08.23.18_1PM	XXX	XXX		Credit	Debts	21801078	XXXXX and XXXX tax transcripts indicate taxes were owed to the IRS in both years; however, the file does not contain evidence the taxes were paid. Please provide,	Rebuttal 1 (XXXXX 3:35PM) Pending Rebuttal 2 (XXXXX 2:43PM) Uploaded ROA transcripts for XXXXX & XXXXX	Response 1 (XXXXX 8:04AM) Documentation received is sufficient. (Resolved)			2	1	2	1
300998139	5 of 6	Amerihome_JUMBO_1_08.23.18_1PM	XXX	XXX		Credit	LDP/EPL	21800889	The file does not contain evidence the following Loan Participants were checked across OFAC, Freddie Exclusionary, LDP, and SAM lists: XXXX (credit bureau), XXXX (borrower's employment), XXXXX (settlement agent/notary), XXXXXXX (title company), XXXXX (loan processor). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (XXXXX 3:34PM) Uploaded AMH Drive Report	Response 1 (XXXXX 12:14PM) Documentation received is sufficient. (Resolved)			2	1	2	1
300998139	6 of 6	Amerihome_JUMBO_1_08.23.18_1PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21800866	The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.					1	1	2	1
300998137	1 of 4	Amerihome_JUMBO_2_08.27.18_6PM	XXX	XXX	XXXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21802321	The loan is in compliance with all applicable laws and regulations.					1	1	3	1
300998137	2 of 4	Amerihome_JUMBO_2_08.27.18_6PM	XXX	XXX		Credit	LDP/EPL	21802219	Please provide searches for the following Loan Participants across all OFAC, Freddie Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) credit bureau (2) borrower's employer (3) verifier on VVOE, and (4) lender contact on Closing Disclosure.	Rebuttal 1 (XXXXX 5:54PM) Uploaded AMH Drive Report	Response 1 (XXXXX 8:32AM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998137	3 of 4	Amerihome_JUMBO_2_08.27.18_6PM	XXX	XXX		Credit	Miscellaneous	21802261	The loan file is missing a net tangible benefit to the borrower. Please provide.	Rebuttal 1 (XXXXX 5:54PM) Tangible Net Benefit Worksheet is not required in CA	Response 1 (XXXXX 8:26AM) Explanation received is sufficient. (Resolved)			3	1	3	1
300998137	4 of 4	Amerihome_JUMBO_2_08.27.18_6PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21802210	Meets guidelines. The Clear Capital CDA supports the appraised value.					1	1	3	1
300998136	1 of 6	Amerihome_JUMBO_2_08.22.18_6PM	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Late	21800083	The file contains no evidence that the Initial Escrow Disclosure Statement was provided to the borrower prior to closing.	Rebuttal 1 (XXXXX 3:50PM) Uploaded IED Stmt	Response 1 (XXXXX 8:16AM) The provided documentation is insufficient to cure the finding. The IED statement provided is signed at closing. The IED statement prior to closing is required. (Upheld) Response 2 (XXXXX 10:18AM) Resolved			2	1	3	1
300998136	2 of 6	Amerihome_JUMBO_2_08.22.18_6PM	XXX	XXX		Compliance	TRID - Zero Tolerance Violation Not Cured	21800082
This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). A Change of Circumstance was not provided in the loan file. Unable to determine if the revised Loan Estimate issued on XXXX was disclosed within 3 business days of the change. Therefore, the increase to the credit report fee and the addition of the Appraisal Review Fee were not accepted. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required.
										Rebuttal 1 (XXXXX 3:50PM) Uploaded COC and LE	Response 1 (XXXXX 7:50AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998136	3 of 6	Amerihome_JUMBO_2_08.22.18_6PM	XXX	XXX		Credit	Appraisal Misc	21800131	Per the guidelines for the appraisal review, for loan amounts less than or equal to $XXXX, a full appraisal and a Clear Capital CDA analysis is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a Clear Capital CDA analysis.	Rebuttal 1 (XXXXX 3:48PM) Uploaded CDA Analysis	Response 1 (XXXXX 8:17AM) Origination appraised value $XXXXX. CDA reflected a value of $XXXXX which is XXX% below the origination appraised value. Even at a value of $XXXXX the LTV is XX%, which is within guidelines; however, the CDA Risk Score is high and an Additional Review Alert was indicated. A second full appraisal is recommended. (Upheld) Response 2 (XXXXX 3:00PM) Upon further review, the $XXXXX CDA can be accepted as the value and the recalculated LTV of XX% is within guidelines. (Resolved)			2	1	3	1
300998136	4 of 6	Amerihome_JUMBO_2_08.22.18_6PM	XXX	XXX		Credit	LDP/EPL	21800114	Please provide searches for the following Loan Participants across all OFAC, Freddie Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) closing notary, and (2) borrower's employer.	Rebuttal 1 (XXXXX 3:48PM) Uploaded Fraud report and AMH Drive Report	Response 1 (XXXXX 8:19AM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998136	5 of 6	Amerihome_JUMBO_2_08.22.18_6PM	XXX	XXX		Credit	Tax Returns Obtained	21800133	The XXXX 1040 tax return reflects taxed owed of XXXX and not documented as paid. Please provide.	Rebuttal 1 (XXXXX 3:49PM) Pending Rebuttal 2 (XXXXX 4:18PM) Uploaded tax transcripts	Response 1 (XXXXX 4:20PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998136	6 of 6	Amerihome_JUMBO_2_08.22.18_6PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21800130	Meets guidelines.					1	1	3	1
300998135	1 of 5	Amerihome_JUMBO_1_09.10.18_7PM	XXX	XXX	XXXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21808046	The loan is in compliance with all applicable laws and regulations.					1	1	2	1
300998135	2 of 5	Amerihome_JUMBO_1_09.10.18_7PM	XXX	XXX		Credit	Financial Statements Obtained	21809749	The borrower is self-employed with XXXX. The loan file contains a YTD profit and loss through XXXX: however, does not contain a YTD balance sheet as required. Please provide a YTD balance sheet for the business. And if signed by the borrower, it must also be dated by the borrower.	Rebuttal 1 (XXXXX 1:48PM) Pending Rebuttal 2 (XXXXX 1:05PM) Uploaded Balance Sheet Rebuttal 3 (XXXXX 12:52PM) Uploaded Balance sheet	Response 1 (XXXXX 1:15PM) The balance sheet has an ending period after consummation. Please provide a balance sheet with an ending period prior to consummation. (Upheld) Response 2 (XXXXX 1:11PM) Documentation received is sufficient. (Resolved)			2	1	2	1
300998135	3 of 5	Amerihome_JUMBO_1_09.10.18_7PM	XXX	XXX		Credit	LDP/EPL	21809731	Please provide searches for the following Loan Participants across all OFAC, Freddie Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) credit reporting agency, and (2) borrower's self-employment, XXXXX.	Rebuttal 1 (XXXXX 1:48PM) Uploaded exclusionary list search results and AMH Drive Report	Response 1 (XXXXX 2:33PM) Documentation received is sufficient. (Resolved)			2	1	2	1
300998135	4 of 5	Amerihome_JUMBO_1_09.10.18_7PM	XXX	XXX		Credit	Tax Returns Obtained	21809750	The XXXXX and XXXXX personal and business tax returns are not signed and dated by the borrower. Please provide.	Rebuttal 1 (XXXXX 1:48PM) Pending Rebuttal 2 (XXXXX 1:05PM) Pending Rebuttal 3 (XXXXX 12:52PM) Uploaded s&d tax returns	Response 1 (XXXXX 1:08PM) Documentation received is sufficient. (Resolved)			2	1	2	1
300998135	5 of 5	Amerihome_JUMBO_1_09.10.18_7PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21809725	The Clear Capital CDA supports the appraised value. Meets guidelines.					1	1	2	1
300998134	1 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Missing	21828478	The file was found to be missing one or more of the federally required disclosures. Toolkit receipt missing.	Rebuttal 1 (XXXXX 1:53PM) XXXXX Please review uploaded: "HLTK" Rebuttal 2 (XXXXX 5:01PM) Lender indicated that the date of XXXXX in the upper rt hand corner is the date the document sent as well as the WSPL.	Response 1 (XXXXX 6:37AM) The provided documentation is insufficient to cure the finding. Documentation received did not include evidence "Toolkit" was provided to the consumer. (Upheld) Response 2 (XXXXX 11:33AM) The provided explanation is sufficient to cure the finding. (Resolved)			4	1	4	1
300998134	2 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829193	The loan meets all applicable credit guidelines.					1	1	4	1
300998134	3 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829192	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 1 which supports the appraised value. Meets guidelines.					1	1	4	1
300998132	1 of 6	Amerihome_JUMBO_2_08.30.18_5PM	XXX	XXX	XXXXXX	Compliance	TRID CD- Section B incorrect payee	21804259	The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under 'Section B. Services Borrower Did Not Shop For' of the revised CD issued on XXXXX. However, this fee should not be retained by the Lender or Broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service (paid to Lender). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 12:53PM) Uploaded PCCD and letter Rebuttal 2 (XXXXX 4:05PM) Uploaded PCCD proof of delivery - see USPS tracking.	Response 1 (XXXXX 8:28AM) Documentation received Response 2 (XXXXX 8:30AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998132	2 of 6	Amerihome_JUMBO_2_08.30.18_5PM	XXX	XXX		Credit	Assets Misc	21804391	Retirement assets with XXXXX 401k for both borrowers provided in the loan file for required reserves; however, the plan benefits/withdrawal terms are missing from the loan file. Please provide.	Rebuttal 1 (XXXXX 5:14PM) Pending Rebuttal 2 (XXXXX 12:55PM) Pending Rebuttal 3 (XXXXX 5:38PM) Uploaded Hardship Withdrawal	Response 1 (XXXXX 10:41AM) Documentation received is sufficient. (Resolved)			3	1	3	1
300998132	3 of 6	Amerihome_JUMBO_2_08.30.18_5PM	XXX	XXX		Credit	Assets Misc	21804388	The subject purchase transaction closed on XXXXX. The majority of the borrowers' funds to close coming from the sale of the departure residence which was evidenced by the Closing Disclosure with a closing date of XXXXX. Both loan closings took place at the same settlement agent and location. The copy provided of the Closing Disclosure for the departure residence was not executed, certified, or reflected as final. Please provide the final executed Closing Disclosure reflecting net proceeds of $XXXXX as reflected on the Closing Disclosure.	Rebuttal 1 (XXXXX 5:14PM) Uploaded CD from sale of property	Response 1 (XXXXX 9:09AM) Documentation received is sufficient. (Resolved)			3	1	3	1
300998132	4 of 6	Amerihome_JUMBO_2_08.30.18_5PM	XXX	XXX		Credit	Credit Report Inquiries	21804378	The credit report shows a recent inquiry that has not been addressed. Please provide a signed and date letter of explanation from the borrowers for the credit inquiry dated XXXXX with XXXXX. It can not be determined if this inquiry is a result of the subject transaction.	Rebuttal 1 (XXXXX 5:14PM) Pending Rebuttal 2 (XXXXX 12:55PM) Uploaded client LOE - see item #2	Response 1 (XXXXX 4:34PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998132	5 of 6	Amerihome_JUMBO_2_08.30.18_5PM	XXX	XXX		Credit	LDP/EPL	21804375	A fraud reporting tool is missing from the loan file. Please provide searches for all Loan Participants across all OFAC, Freddie Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (XXXXX 5:14PM) Uploaded AMH Drive Report Rebuttal 2 (XXXXX 12:55PM) Uploaded exclusionary list search results and AMH Drive Report.	Response 1 (XXXXX 9:25AM) Please provide searches for Appraiser XXXXX, Seller XXXXX, Seller XXXXX, Buyers’ RealtorXXXXX, Buyers’ Agent XXXXX, Sellers’ Realtor XXXXX, and Sellers’ Agent XXXXX. (Upheld) Response 2 (XXXXX 4:32PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998132	6 of 6	Amerihome_JUMBO_2_08.30.18_5PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21804351	Meets guidelines. The Clear Capital CDA supports the appraised value.					1	1	3	1
300998131	1 of 4	Amerihome_JUMBO_1_09.06.18_5PM	XXX	XXX	XXXXXX	Compliance	TRID - Post-Consummation CD delivery date Borrower paid amount	21807308
The file contains a certified ALTA statement printed XXXXX. The statement does not match the revised CD dated XXXXX, and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer received XXXXX at consummation (after providing funds to close in the amount of $0.00); however, per the ALTA statement, the consumer received $XXXXX. The fees appear to be in the following section(s): B. Services Borrower Did Not Shop For. The fees are subject to tolerance. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.
										Rebuttal 1 (XXXXX 6:09PM) Uploaded PCCD and Final ALTA Settlement Stmt	Response 1 (XXXXX 6:20PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998131	2 of 4	Amerihome_JUMBO_1_09.06.18_5PM	XXX	XXX		Credit	LDP/EPL	21807354	The file does not contain evidence the following Loan Participants were checked across OFAC, Freddie Exclusionary, LDP, and SAM lists: XXXX (notary), XXXXX (borrower’s employment). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (XXXXX 7:03PM) Uploaded exclusionary list search result and AMH Drive report... not sure who XXXX is... per SI, notary person is XXXX	Response 1 (XXXXX 4:56PM) Documentation received is sufficient. XXXXX is not a Loan Participant. (Resolved)			2	1	3	1
300998131	3 of 4	Amerihome_JUMBO_1_09.06.18_5PM	XXX	XXX		Credit	Tax Returns Obtained	21807401	XXXXX tax returns provided are not signed and dated by the borrower. XXXXX tax returns provided are not dated by the borrower and are not signed and dated by the co-borrower. Please provide XXXXX and XXXXX tax returns that were signed and dated by each borrower prior to consummation of loan transaction.	Rebuttal 1 (XXXXX 7:04PM) Pending Rebuttal 2 (XXXXX 6:10PM) Uploaded signed tax returns Rebuttal 3 (XXXXX 6:18PM) Uploaded s&d tax returns	Response 1 (XXXXX 10:49AM) Documentation provided is the same as that provided at loan application. Referenced signatures and dates are still missing. (Upheld) Response 2 (XXXXX 2:59PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998131	4 of 4	Amerihome_JUMBO_1_09.06.18_5PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21807339	The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.					1	1	3	1
300998130	1 of 9	Amerihome_JUMBO_2_09.26.18_2PM	XXX	XXX	XXXXXX	Closing	Inaccurate Mortgage	21817008	The borrowers did not provide the signature date on page 13 of the Security Instrument.	Rebuttal 1 (XXXXX 8:56PM) Uploaded pg 13	Response 1 (XXXXX 8:32AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998130	2 of 9	Amerihome_JUMBO_2_09.26.18_2PM	XXX	XXX		Credit	Debts Not verified on credit report	21817274	The application lists a debt with XXXXX with a monthly payment of $XXXXX and a balance of $XXXXX. The loan file contains the note dated XXXXX with a payment of monthly of interest only payments. Please provide evidence the loan has been paid as agreed.	Rebuttal 1 (XXXXX 8:55PM) uploaded VOM	Response 1 (XXXXX 2:40PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998130	3 of 9	Amerihome_JUMBO_2_09.26.18_2PM	XXX	XXX		Credit	Inc Misc	21817249	The borrower's income is derived from k-1 income in which the borrower is less than XXXX% owner in TXXXXX. The borrower's income increased from $XXXXX in XXXXX to $XXXXX in XXXXX, or a XXX% increase. Guidelines require a signed and dated written explanation for income variations greater than XXXX% from the prior year. Please provide.	Rebuttal 1 (XXXXX 8:55PM) Uploaded LOE	Response 1 (XXXXX 2:55PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998130	4 of 9	Amerihome_JUMBO_2_09.26.18_2PM	XXX	XXX		Credit	LDP/EPL	21817222	Please provide searches for all Loan Participants across all OFAC, Freddie Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) borrower's employer, XXXXX, and (2) closing notary, XXXXX.	Rebuttal 1 (XXXXX 8:54PM) Uploaded search results and AMH Drive report	Response 1 (XXXXX 2:58PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998130	5 of 9	Amerihome_JUMBO_2_09.26.18_2PM	XXX	XXX		Credit	Miscellaneous	21817232	Please provide net tangible benefit to the borrower.	Rebuttal 1 (XXXXX 8:54PM) Uploaded TNB	Response 1 (XXXXX 2:57PM) Documentation received is sufficient. (Resolved)			3	1	3	1
300998130	6 of 9	Amerihome_JUMBO_2_09.26.18_2PM	XXX	XXX		Credit	Miscellaneous	21817271	The loan with XXX XXX securing other real estate located atXXXXX, date of last activity on the origination credit report is XXXXX. The subject loan closed XXXXX. Please provide an update to reflect the mortgage current through XXXXX.	Rebuttal 1 (XXXXX 8:55PM) Uploaded credit supple	Response 1 (XXXXX 2:47PM) Credit supplement reflects last activity XXXXX which was prior to XXXXX consummation. All payments made through XXXXX with no late payments. (Resolved)			3	1	3	1
300998130	7 of 9	Amerihome_JUMBO_2_09.26.18_2PM	XXX	XXX		Credit	Miscellaneous	21817243	The LoanSafe Fraud report reflects a property located at XXXXX as being owned by the borrower with a reported date as of XXXXX and a purchase date of XXXXX. The property was not reflected on the loan application or addressed in the loan file. Please provide documentation the property has been sold, or does not belong to the borrower.	Rebuttal 1 (XXXXX 8:54PM) Uploaded 1008, 1003, Mtg stmt and HOA pymnt history	Response 1 (XXXXX 3:16PM) Documentation received is sufficient. (Resolved)			3	1	3	1
300998130	8 of 9	Amerihome_JUMBO_2_09.26.18_2PM	XXX	XXX		Credit	Tax Returns Obtained	21817254	The borrower's income is derived from k-1 income and reported on the borrower's personal tax returns. The XXXXX and XXXXX personal tax returns are signed by the borrower; however, a signature date is missing on the returns. When tax returns are required, the returns must be signed and dated at or prior to consummation. Please provide.	Rebuttal 1 (XXXXX 8:55PM) Uploaded s&d tax returns	Response 1 (XXXXX 3:19PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998130	9 of 9	Amerihome_JUMBO_2_09.26.18_2PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21817217	The Clear Capital CDA supports the appraised value. Meets guidelines.					1	1	3	1
300998129	1 of 8	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX	XXXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21810374	The loan is in compliance with all applicable laws and regulations.					1	1	3	1
300998129	2 of 8	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX		Credit	Assets Misc	21810291	For the XXXXX asset XXXXX, 2 month's bank statement provided ending XXXXX and XXXXX and a transaction history print out from XXXXX to XXXXX. Please provide the transaction history from XXXXX to X/XX/XXXXX.	Rebuttal 1 (XXXXX 2:01PM) Pending Rebuttal 2 (XXXXX 8:00PM) Uploaded E-Trade 4734 stmt	Response 1 (XXXXX 2:18PM) Documentation provided is sufficient. (Resolved)			3	1	3	1
300998129	3 of 8	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX		Credit	Assets Misc	21810326
The total required assets are $XXXXX ($XXXXX funds to close plus $XXXXX in reserves; 6 months reserves on the subject and 6 months reserves on the departing home). The majority of the funds to close coming from the asset with XXXXX with a balance of $XXXXX as of XXXXX. The asset consists of $XXXXX in cash and $XXXXX in stocks. Stocks are considered non-liquid and XXX% of the balance must be used. The total balance that may be used is $XXXXX. Total audit liquid assets of $XXXXX results in a funds to close shortage of $XXXXX. Please provided documentation of the liquidation and receipt of assets from XXXXX.
										Rebuttal 1 (XXXXX 2:01PM) Pending Rebuttal 2 (XXXXX 8:00PM) Uploaded E-Trade 5687 stmt	Response 1 (XXXXX 2:26PM) Documentation provided is sufficient. (Resolved)			3	1	3	1
300998129	4 of 8	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX		Credit	LDP/EPL	21810273	A fraud reporting tool is missing from the loan file. Please provide searches for all Loan Participants across all OFAC, Freddie Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (XXXXX 2:01PM) Uploaded AMH Drive Report	Response 1 (XXXXX 2:37PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998129	5 of 8	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX		Credit	Miscellaneous	21810275	The loan closed XXXXX. The origination credit report reflects the mortgage withXXXXX securing the departing home reporting through XXXXX. Please provide an update reflecting the mortgage current through XXXXX.	Rebuttal 1 (XXXXX 2:01PM) Pending Rebuttal 2 (XXXXX 8:00PM) Uploaded Credit Supplement	Response 1 (XXXXX 2:14PM) Documentation provided is sufficient. (Resolved)			3	1	3	1
300998129	6 of 8	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX		Credit	Sales contract	21810278	The Sales Contract is missing an addendum to the contract with a final sales price of $XXXXX. Please provide.	Rebuttal 1 (XXXXX 2:01PM) Pending Rebuttal 2 (XXXXX 8:00PM) Uploaded purchase contract	Response 1 (XXXXX 2:13PM) Documentation provided is sufficient. (Resolved)			2	1	3	1
300998129	7 of 8	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX		Credit	Tax Transcripts Missing	21810245	The XXXXX and XXXXX W2 transcripts are missing from the loan file. Please provide.	Rebuttal 1 (XXXXX 2:01PM) Pending Rebuttal 2 (XXXXX 8:00PM) Pending Rebuttal 3 (XXXXX 4:16PM) Uploaded XXXXX & XXXXX W-2 Transcripts Rebuttal 4 (XXXXX 3:17PM) Uploaded XXXXX W-2 Transcript	Response 1 (XXXXX 3:31PM) Please provide the XXXXX Tax Transcripts. (Upheld) Response 2 (XXXXX 4:31PM) Documentation received is sufficient. (Resolved)			4	1	3	1
300998129	8 of 8	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX		Valuation	Appraisal is missing	21810225	The appraisal is missing from the loan file. The Auditor was unable to review the appraisal report. Please provide. File does contain a CDA supporting qualifying value of $XXXXX.	Rebuttal 1 (XXXXX 7:48PM) Uploaded Appraisal Report	Response 1 (XXXXX 11:38AM) Documentation received is sufficient. (Resolved)			4	1	3	1
300998128	1 of 4	AmeriHome_HighBalance_9.14.18_110	XXX	XXX	XXXXXX	Compliance	Late HOC Disclosure	21810522	The Homeownership Counseling Disclosure provided in the loan file dated XXXXX was not disclosed within 3 days of the application date, XXXXX.	Rebuttal 1 (XXXXX 11:19AM) Please review uploaded: "Disclosure"	Response 1 (XXXXX 8:16AM) The provided documentation is insufficient to cure the finding. The Homeownership Counseling Disclosure provided is dated XXXXX and was not disclosed within 3 days of the application date, XXXXX. (Upheld)	Buyer Comment 1 (XXXXX 4:47PM) Investor Accepts.		2	2	2	2
300998128	2 of 4	AmeriHome_HighBalance_9.14.18_110	XXX	XXX		Compliance	TRID CD- Closing Information/Closing Date	21810520	The PCCD issued on XXXXX does not reflect the correct Closing Date.	Rebuttal 1 (XXXXX 11:19AM) Pending Document from Seller	Response 1 (XXXXX 8:13AM) Client researching	Buyer Comment 1 (XXXXX 4:47PM) Investor Accepts.		2	2	2	2
300998128	3 of 4	AmeriHome_HighBalance_9.14.18_110	XXX	XXX		Credit	REO PITI	21810924	The Borrower(s) own other real estate and the PITI for each additional mortgage is not confirmed/documented. Taxes are verified in the loan file for the condominium rental property located at XXXXX; however, hazard and HOA dues are not (as applicable).			Buyer Comment 1 (XXXXX 4:47PM) Investor Accepts.	Low DTI of 36%, 17 years in home and 21 years in subject property	2	2	2	2
300998128	4 of 4	AmeriHome_HighBalance_9.14.18_110	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21810937	The FNMA UCDP reflected a CU score of 3.6 which does not support the appraised value.	Rebuttal 1 (XXXXX 2:24PM) CDA uploaded.	Response 1 (XXXXX 2:24PM) Documentation received is sufficient. (Resolved)			2	1	2	2
300998127	1 of 5	Amerihome_JUMBO_1_09.04.18_9PM	XXX	XXX	XXXXXX	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21805041	This loan failed the initial closing disclosure delivery date test. The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XXXXX was signed and dated at consummation, XXXXX. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.	Rebuttal 1 (XXXXX 12:50PM) Uploaded CD and E-consent	Response 1 (XXXXX 7:44AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998127	2 of 5	Amerihome_JUMBO_1_09.04.18_9PM	XXX	XXX		Compliance	TRID CD ' Closing Information/File number Info	21805042	The CD issued on XXXXX does not reflect the correct File number. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 12:50PM) Uploaded PCCD-letter-proof of delivery	Response 1 (XXXXX 7:45AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998127	3 of 5	Amerihome_JUMBO_1_09.04.18_9PM	XXX	XXX		Credit	LDP/EPL	21805409	Please provide searches for the closing notary, XXXXX, across all OFAC, Freddie Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (XXXXX 12:48PM) Uploaded exclusionary list search results and AMH Drive Report	Response 1 (XXXXX 4:34PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998127	4 of 5	Amerihome_JUMBO_1_09.04.18_9PM	XXX	XXX		Credit	Miscellaneous	21805410	Letters of explanations from the borrower(s) are required to be signed and dated at or prior to consummation. The inquiry/address/AKAs letter of explanation did not contain the borrower(s) signature and Page 1 of 4 is missing from the loan file. In addition, the letter of explanation in regards to purpose of cash out refinance is missing a date. Please provide.	Rebuttal 1 (XXXXX 12:48PM) Uploaded s&d LOEs	Response 1 (XXXXX 4:33PM) Documentation received is sufficient. (Resolved)			3	1	3	1
300998127	5 of 5	Amerihome_JUMBO_1_09.04.18_9PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21805408	Meets guidelines. The Clear Capital CDA supports the appraised value.					1	1	3	1
300998124	1 of 7	Amerihome_JUMBO_1_09.11.18_3PM	XXX	XXX	XXXXXX	Compliance	TRID - 10% Tolerance Violation Not Cured	21810057
This loan failed the charges that in total cannot increase more than XXXX% test. (12 CFR §1026.19(e)(3)(ii)) The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XX% ($XXXXX) exceed the comparable charges ($XXXXX) by more than XXXX%. The Service Providers List was not provided in the loan file. Therefore, the title fees disclosed in Section C of the LE were subject to XXX% tolerance. The following fees were included in the XXX% tolerance test: Title - Closing Fee-$XXXX, Title - Lender's Title Insurance-$XXX, Recording Fee-$XXX. Violation may be cured with a LOE, corrected PCCD, copy of the refund, and proof of delivery, 60 days from discovery. A cost to cure in the amount of $XXXX is required of which $XXX was reimbursed; the remaining amount of $XXXXX is still due.
										Rebuttal 1 (XXXXX 4:45PM) Pending Rebuttal 2 (XXXXX 1:39PM) Pending	Response 1 (XXXXX 12:05PM) Client researching Response 2 (XXXXX 4:57PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998124	2 of 7	Amerihome_JUMBO_1_09.11.18_3PM	XXX	XXX		Compliance	TRID - SPL - Missing	21810051	The file is missing a written list of Service Providers.	Rebuttal 1 (XXXXX 4:45PM) Uploaded Written list of Service Providers Rebuttal 2 (XXXXX 1:39PM) Uploaded correct Written Service Provider - document was in the original pack - pg 128	Response 1 (XXXXX 12:15PM) The provided documentation is insufficient to cure the finding. The Applicant Name on SPL provided does not match the Borrower Name for purchase transaction. (Upheld) Response 2 (XXXXX 5:08PM) The provided documentation is sufficient to cure the finding. (Resolved)			4	1	3	1
300998124	3 of 7	Amerihome_JUMBO_1_09.11.18_3PM	XXX	XXX		Compliance	TRID CD- Section B incorrect payee	21810059	The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under 'Section B. Services Borrower Did Not Shop For' of the revised CD issued on XXXXX. However, this fee should not be retained by the Lender or Broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service (paid to Lender). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 4:45PM) Pending Rebuttal 2 (XXXXX 1:39PM) Pending Rebuttal 3 (XXXXX 4:53PM) Uploaded PCCD and letter	Response 1 (XXXXX 12:06PM) Client researching Response 2 (XXXXX 4:58PM) Client researching Response 3 (XXXXX 1:47PM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998124	4 of 7	Amerihome_JUMBO_1_09.11.18_3PM	XXX	XXX		Credit	Debts	21810132	The file does not contain evidence XXXXX and XXXXX taxes owed to the IRS have been paid. Please provide.	Rebuttal 1 (XXXXX 1:46PM) Pending Rebuttal 2 (XXXXX 12:41PM) Pending Rebuttal 3 (XXXXX 8:11PM) Uploaded XXXXX Record of Account Transcript	Response 1 (XXXXX 2:34PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998124	5 of 7	Amerihome_JUMBO_1_09.11.18_3PM	XXX	XXX		Credit	Inc Misc	21810105	Borrower's income increased from $XXXXX in XXXXX to $XXXXX in XXXXX which is more than a XXXX% increase. The file does not contain an explanation for the substantial increase. Please provide.	Rebuttal 1 (XXXXX 1:46PM) Pending Rebuttal 2 (XXXXX 12:41PM) Uploaded LOE re increase income	Response 1 (XXXXX 1:16PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998124	6 of 7	Amerihome_JUMBO_1_09.11.18_3PM	XXX	XXX		Credit	LDP/EPL	21810083	The file does not contain evidence any/all Loan Participants were checked across OFAC, Freddie Exclusionary, LDP, and SAM lists. Please provide searches for all Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (XXXXX 1:46PM) Uploaded exclusionary search results and AMH Drive Report	Response 1 (XXXXX 3:18PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998124	7 of 7	Amerihome_JUMBO_1_09.11.18_3PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21810081	The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.					1	1	3	1
300998123	1 of 8	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Missing	21810290	The Your Home Loan Toolkit booklet was missing from the file. Therefore, the auditor cannot determine if it was disclosed 3 business days from application date, XXXXX.	Rebuttal 1 (XXXXX 6:30PM) Uploaded disclosure tracking	Response 1 (XXXXX 2:16PM) The provided documentation is sufficient to cure the finding. (Resolved)			4	1	3	1
300998123	2 of 8	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX		Compliance	TRID - Disclosures E-consent Missing	21810235	The following disclosures were electronically signed on XXXXX but the consumer’s E-consent was not provided in the loan file: Loan Estimate, Appraisal Notice, Initial 1003. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 6:30PM) Uploaded E-consent	Response 1 (XXXXX 2:15PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998123	3 of 8	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21810239	This loan failed the initial CD delivery date test for the disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 6:30PM) see uploaded E-Consent	Response 1 (XXXXX 2:38PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998123	4 of 8	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21810237	This loan failed the revised LE Delivery Date test (prior to consummation) for the disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 6:30PM) see uploaded E-consent	Response 1 (XXXXX 2:37PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998123	5 of 8	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX		Compliance	TRID - SPL - Missing	21810205	Although a Service Provider List was provided to the consumer, it is missing a provider for the following service(s) in Section C (Services You Can Shop For): Survey Fee. Per regulation, if the consumer is allowed to shop, a Service Provider List must be provided within 3 business days of application. The list must contain at least one provider for each service under Section C.	Rebuttal 1 (XXXXX 6:30PM) Uploaded Written Service Provider List	Response 1 (XXXXX 2:44PM) Resolved			4	1	3	1
300998123	6 of 8	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX		Credit	Appraisal Misc	21810459	The file does not contain a Clear Capital Collateral Desktop Analysis. Please provide.	Rebuttal 1 (XXXXX 6:27PM) Uploaded Clear Capital CDA Analysis	Response 1 (XXXXX 12:53PM) Documentation provided is sufficient. (Resolved)			4	1	3	1
300998123	7 of 8	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX		Credit	Reserve Assets	21810465	Borrower is short reserves in the amount of $XXXXX.	Rebuttal 1 (XXXXX 6:27PM) Uploaded source of deposits	Response 1 (XXXXX 1:03PM) Documentation provided is sufficient. XXX for account ending XXX provided which verified large deposit transfers toXXX ending XXX. (Resolved)			3	1	3	1
300998123	8 of 8	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21810457	The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.					1	1	3	1
300998122	1 of 4	Amerihome_JUMBO_1_10.10.18_9PM	XXX	XXX	XXXXXX	Compliance	TRID CD- Closing Information/Closing Date	21822433	The CD issued on XXXXX does not reflect the correct Closing Date. The closing date is XXXXX; however, the date on the disclosure is XXXXX. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 2:10PM) Uploaded PCCD Rebuttal 2 (XXXXX 8:42PM) Uploaded PCCD 101818 and letter. Rebuttal 3 (XXXXX 12:30PM) Uploaded proof of delivery	Response 1 (XXXXX 7:47AM) The provided documentation is insufficient to cure the finding. Although revised PCCD is acceptable, LOE to consumer and proof of delivery are missing. (Upheld) Response 2 (XXXXX 7:50AM) The provided documentation is insufficient to cure the finding. Although revised PCCD and LOE to consumer are acceptable, proof of delivery is missing. (Upheld) Response 3 (XXXXX 12:52PM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	2	1
300998122	2 of 4	Amerihome_JUMBO_1_10.10.18_9PM	XXX	XXX		Credit	Credit Report Inquiries	21824054	An explanation letter regarding credit inquiries reporting on the credit report was not provided. Please provide the signed and dated explanation letter that were completed prior to consummation.	Rebuttal 1 (XXXXX 2:10PM) Uploaded S&D LOE	Response 1 (XXXXX 9:25AM) Documentation received is sufficient. (Resolved)			2	1	2	1
300998122	3 of 4	Amerihome_JUMBO_1_10.10.18_9PM	XXX	XXX		Credit	LDP/EPL	21823798	The file does not contain evidence the following Loan Participants were checked across OFAC, Freddie Exclusionary, LDP, and SAM lists: XXXXX(borrower), XXXXX (borrower’s employer),XXXXX (title company). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (XXXXX 2:09PM) Uploaded AMH Drive report and exclusionary list search results	Response 1 (XXXXX 9:26AM) Documentation received is sufficient. (Resolved)			2	1	2	1
300998122	4 of 4	Amerihome_JUMBO_1_10.10.18_9PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21823736	The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contains a CDA supporting the opinion of value in the origination appraisal report.					1	1	2	1
300998121	1 of 4	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX	XXXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21810160	The loan is in compliance with all applicable laws and regulations.					1	1	2	1
300998121	2 of 4	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX		Credit	LDP/EPL	21810151	The file does not contain evidence the following Loan Participants were checked across OFAC, Freddie Exclusionary, LDP, and SAM lists: XXXX (appraisal company), XXXXX (credit bureau), XXXXX (notary). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (XXXXX 6:11PM) Uploaded Fraud Report and AMH Drive Report	Response 1 (XXXXX 11:29AM) Documentation received is sufficient. (Resolved)			2	1	2	1
300998121	3 of 4	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX		Credit	Miscellaneous	21810279	Explanation letters regarding one-time lease payment and no HOA for departure home are not dated. Please provide the signed and dated explanation letters that were completed prior to consummation.	Rebuttal 1 (XXXXX 6:11PM) Pending Rebuttal 2 (XXXXX 12:34PM) Uploaded s&d LOEs	Response 1 (XXXXX 2:27PM) Documentation received is sufficient. (Resolved)			2	1	2	1
300998121	4 of 4	Amerihome_JUMBO_3_09.12.18_3PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21810149	The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.					1	1	2	1
300998119	1 of 10	Amerihome_JUMBO_1_09.04.18_1PM	XXX	XXX	XXXXXX	Compliance	TRID CD- Section B incorrect payee	21804973	The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under 'Section B. Services Borrower Did Not Shop For' of the revised CD issued on XXXXX. However, this fee should not be retained by the Lender or Broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service (paid to Lender). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 3:30PM) Uploaded PCCD-letter-proof of delivery	Response 1 (XXXXX 12:23PM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	4	1
300998119	2 of 10	Amerihome_JUMBO_1_09.04.18_1PM	XXX	XXX		Credit	Appraisal Misc	21805343	The appraiser indicated subject property backs to a minor traffic artery and suffers minimal external obsolescence. Therefore; the appraiser made an across the board downward adjustment to all comparables provided. In addition; the appraiser made an across the board downward adjustment to all comparables due to being larger in GLA. Please provide a closed or listed comparable that brackets the GLA and a comparable with similar external obsolescence as the subject.	Rebuttal 1 (XXXXX 3:07PM) Uploaded Updated Appraisal	Response 1 (XXXXX 4:15PM) Documentation received is sufficient. (Resolved)			2	1	4	1
300998119	3 of 10	Amerihome_JUMBO_1_09.04.18_1PM	XXX	XXX		Credit	Debts	21805332	XXXXX personal tax transcripts indicate an outstanding balance due to the IRS in the amount of $XXXXX. Please provide evidence XXXXX balance is $XXX.	Rebuttal 1 (XXXXX 3:07PM) Pending Rebuttal 2 (XXXXX 12:54PM) Uploaded proof of payment	Response 1 (XXXXX 4:49PM) Check written to IRS 5 days before consummation in the exact amount due for the XXXXX taxes. Front of check reflects the IRS processed check for the exact amount. (Resolved)			2	1	4	1
300998119	4 of 10	Amerihome_JUMBO_1_09.04.18_1PM	XXX	XXX		Credit	Inc Misc	21805386	Income increased by more than XX% from XXXXX to XXXXX. An explanation from the borrower was not in the loan file. Please provide.	Rebuttal 1 (XXXXX 3:07PM) Pending Rebuttal 2 (XXXXX 12:54PM) Pending Rebuttal 3 (XXXXX 3:29PM) Pending Rebuttal 4 (XXXXX 5:47PM) Uploaded LOE re increase in income Rebuttal 5 (XXXXX 2:22PM) Pending Rebuttal 6 (XXXXX 3:09PM) Uploaded Balance Sheet	Response 1 (XXXXX 9:36AM) Explanation letter not dated. Please date prior to consummation or add to 1008 UW commentary. (Upheld) Response 2 (XXXXX 3:14PM) Documentation received is sufficient. (Resolved)			2	1	4	1
300998119	5 of 10	Amerihome_JUMBO_1_09.04.18_1PM	XXX	XXX		Credit	Income Docs	21805358	The loan file does not contain a Balance Sheet from XXXXX through XXXXX forXXXXX. Please provide.	Rebuttal 1 (XXXXX 3:07PM) Pending Rebuttal 2 (XXXXX 12:54PM) Pending Rebuttal 3 (XXXXX 3:29PM) Uploaded Balance Sheet Rebuttal 4 (XXXXX 5:47PM) . Rebuttal 5 (XXXXX 2:22PM) Uploaded Balance Sheet	Response 1 (XXXXX 9:34AM) Referenced documentation not received. (Upheld) Response 2 (XXXXX 2:51PM) Documentation received is sufficient. (Resolved)			2	1	4	1
300998119	6 of 10	Amerihome_JUMBO_1_09.04.18_1PM	XXX	XXX		Credit	LDP/EPL	21805088	The file does not contain evidence the following Loan Participants were checked across OFAC, Freddie Exclusionary, LDP, and SAM lists: XXXXX (underwriter),XXXXX. (borrower’s business),XXXXX(notary),XXXXX (appraiser), and XXXXX (title company). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (XXXXX 3:07PM) Uploaded AMH Drive Report Rebuttal 2 (XXXXX 12:54PM) Uploaded Loan Participant list	Response 1 (XXXXX 4:43PM) Please provide searches for XXXXX, Appraiser. (Upheld) Response 2 (XXXXX 4:50PM) Documentation received is sufficient. (Resolved)			2	1	4	1
300998119	7 of 10	Amerihome_JUMBO_1_09.04.18_1PM	XXX	XXX		Credit	Miscellaneous	21805353	A second mortgage was paid off at closing that was opened XXXXX The subject property was purchased XXXXX. Subject property is located in XXXXX. Please provide a copy of the second mortgage note to confirm it was not a XXXXX (50)(a)(6) transaction.	Rebuttal 1 (XXXXX 3:07PM) Uploaded copy of notes	Response 1 (XXXXX 4:11PM) Documentation received is sufficient. (Resolved)			4	1	4	1
300998119	8 of 10	Amerihome_JUMBO_1_09.04.18_1PM	XXX	XXX		Credit	Tax Return Extension	21805368	The file does not contain a XXXXX tax extension for XXXXX. Please provide.	Rebuttal 1 (XXXXX 3:07PM) Pending Rebuttal 2 (XXXXX 3:29PM) Uploaded Tax Extension Rebuttal 3 (XXXXX 5:47PM) .	Response 1 (XXXXX 9:33AM) Documentation received is sufficient. (Resolved)			2	1	4	1
300998119	9 of 10	Amerihome_JUMBO_1_09.04.18_1PM	XXX	XXX		Credit	Tax Returns Obtained	21805355	Personal tax returns indicate a S Corporation business withXXXXX. Calculation of income averaging XXXXX and XXXXX results in a net loss. The file does not contain the XXXXX and XXXXX business returns and K-1's, and business tax transcripts. Please provide if the borrower owns XX% or more of the business; otherwise provide the K-1's.	Rebuttal 1 (XXXXX 3:07PM) Uploaded K-1 transcripts	Response 1 (XXXXX 4:08PM) Documentation received is sufficient. (Resolved)			2	1	4	1
300998119	10 of 10	Amerihome_JUMBO_1_09.04.18_1PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21805062	The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.					1	1	4	1
300998117	1 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID Disclosures E-consent missing	21828436	The following disclosures were electronically signed but the consumer's E-consent was not provided in the loan file: Initial Loan Application, Intent to Proceed, and Loan Estimate dated XXXXX. Loan Estimate dated XXXXX. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 4:27PM) XXXXX Please review uploaded: "E-consent"	Response 1 (XXXXX 2:12PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998117	2 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21828376	The loan meets all applicable credit guidelines.					1	1	3	1
300998117	3 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828374	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2.0 which supports the appraised value. Meets guidelines.					1	1	3	1
300998116	1 of 6	Amerihome_JUMBO_2_08.30.18_5PM	XXX	XXX	XXXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21804144	The loan is in compliance with all applicable laws and regulations.					1	1	4	1
300998116	2 of 6	Amerihome_JUMBO_2_08.30.18_5PM	XXX	XXX		Credit	Assets - Recent Large Deposits	21804482	Underwriter had required for borrower to provide source of funds for deposit made XXXXX in the amount of $XXXXX in account #XXXXX; however, source of funds is missing from the loan file. Excluding deposit; borrowers would be short reserves in the amount of $XXXXX. Please provide.	Rebuttal 1 (XXXXX 8:02PM) Pending Rebuttal 2 (XXXXX 1:37PM) Uploaded source of large deposit	Response 1 (XXXXX 4:41PM) Copy of check received is sufficient. Letter of explanation dated after consummation was not required; therefore, has been excluded from consideration. (Resolved)			4	1	4	1
300998116	3 of 6	Amerihome_JUMBO_2_08.30.18_5PM	XXX	XXX		Credit	Debts	21804497	Tax returns indicate taxes were owed in the amount of XXXX for XXXXX and $XXXXX for XXXXX. The file does not contain evidence taxes per paid to the IRS. Please provide.	Rebuttal 1 (XXXXX 8:02PM) Pending Rebuttal 2 (XXXXX 1:38PM) Pending Rebuttal 3 (XXXXX 4:48PM) Uploaded XXXXX & XXXXX ROA Transcripts	Response 1 (XXXXX 7:37AM) Documentation received is sufficient. (Resolved)			2	1	4	1
300998116	4 of 6	Amerihome_JUMBO_2_08.30.18_5PM	XXX	XXX		Credit	Inc Misc	21804483	Borrower's income increase by more than XX% from XXXXX to XXXXX. Please provide an explanation for increase.	Rebuttal 1 (XXXXX 8:02PM) Uploaded client rebuttal re: XXXXX% increase.... Also checked UW support worksheet... total qualifying income only increased by XXX%	Response 1 (XXXXX 8:51AM) Explanation received is sufficient. (Resolved)			2	1	4	1
300998116	5 of 6	Amerihome_JUMBO_2_08.30.18_5PM	XXX	XXX		Credit	LDP/EPL	21804216	The file does not contain evidence the following Loan Participants were checked across OFAC, Freddie Exclusionary, LDP, and SAM lists: XXX (underwriter), XXX & XXX. (borrower’s businesses),XXXX (notary),XXX (appraiser), and XXXX (appraisal company). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (XXXXX 8:02PM) Uploaded AMH Drive Report Rebuttal 2 (XXXXX 1:37PM) Uploaded updated AMH Drive Report	Response 1 (XXXXX 9:02AM) Please provide searches for borrower's businesses XXXXX., and Appraiser XXXXX. (Upheld) Response 2 (XXXXX 4:43PM) Documentation received is sufficient. (Resolved)			2	1	4	1
300998116	6 of 6	Amerihome_JUMBO_2_08.30.18_5PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21804214	The loan file contains a CDA that supports the opinion of value in the origination appraisal report. The subject property meets eligibility and marketability guidelines according to the origination appraisal.					1	1	4	1
300998115	1 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Right to Rescind Misc	21828303	The Right to Cancel Notice is missing the consumer's Acknowledgment of Receipt date.	Rebuttal 1 (XXXXX 1:29PM) Pending documentation from Lender Rebuttal 2 (XXXXX 4:34PM) XXXXX Please review uploaded: "NORTC"	Response 1 (XXXXX 7:52AM) Client researching Response 2 (XXXXX 11:22AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998115	2 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Disclosures E-consent Missing	21828297	The following disclosures were electronically signed on XXXXX but the consumer’s E-consent was not provided in the loan file: Initial 1003, Intent to Proceed, ECOA. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 1:28PM) XXXXX Please review uploaded: "E-Consent"	Response 1 (XXXXX 7:58AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998115	3 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828300	This loan failed the initial CD delivery date test (prior to consummation) for the disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 1:29PM) XXXXX Please review uploaded: "E-Consent"	Response 1 (XXXXX 8:00AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998115	4 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21828298	This loan failed the revised LE delivery date test (prior to consummation) for the disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 1:28PM) XXXXX Please review uploaded: "E-Consent"	Response 1 (XXXXX 7:59AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998115	5 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD- 'Title' missing	21828296	The Lender's Title Insurance on the CD issued on XXXXX is not preceded by the word Title. Per TRID ((Comment 37(f)(2)-3)) services related to the issuance of title insurance policies must be described with the word Title at the beginning of the item. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 1:28PM) Pending documentation from Lender Rebuttal 2 (XXXXX 4:34PM) Please see attached PCCD	Response 1 (XXXXX 7:53AM) Client researching Response 2 (XXXXX 11:20AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998115	6 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21828507	The loan meets all applicable credit guidelines.					1	1	3	1
300998115	7 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828583	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP did not reflect a CU score for the subject and the loan file did not contain a CDA. Appraised value was not supported.	Rebuttal 1 (XXXXX 1:36PM) CDA uploaded.	Response 1 (XXXXX 1:37PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998114	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Closing	Inaccurate Note	21828508	Page 2 of the Note was not included in the loan file.	Rebuttal 1 (XXXXX 5:50PM) XXXXX Please review uploaded: "Note"	Response 1 (XXXXX 2:20PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998114	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Disclosures E-consent Missing	21828559	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 5:50PM) XXXXX Please review uploaded: "E-consent"	Response 1 (XXXXX 2:23PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998114	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828509	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 5:50PM) XXXXX Please review uploaded: "E-consent"	Response 1 (XXXXX 2:33PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998114	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829129	The loan meets all applicable credit guidelines.					1	1	3	1
300998114	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829127	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 1 which supports the appraised value.					1	1	3	1
300998112	1 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Missing	21828641	The file was found to be missing Home Loan Tool Kit.	Rebuttal 1 (XXXXX 3:37PM) XXXX: Please review the uploaded "Evidence of Home Loan Toolkit Delivery." The attached Borrower Signed, Aknowledgement of receipt, evidences that the Borrowers received the Home Loan Toolkit within 3 days of the initial loan application.	Response 1 (XXXXX 8:40AM) The provided documentation is sufficient to cure the finding. (Resolved)			4	1	3	1
300998112	2 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Disclosures E-consent Missing	21828642	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 3:38PM) XXXX: Please review the uploaded "Electronic Consent."	Response 1 (XXXXX 8:41AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998112	3 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828643	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 3:38PM) XXXX: Please review the uploaded "Initial CD Delivery with E-Consent." The Closing Disclosure (Dated XXXXX) was electronically signed by the Borrower on XXXXX. The attached Electronic Record and Signature Disclosure shows that the Borrower authorized the electronic delivery of documentation prior to electronically signing the Closing Disclosure, dated XXXXX.	Response 1 (XXXXX 8:43AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998112	4 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21828673	This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XXXXX was mailed, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.	Rebuttal 1 (XXXXX 3:38PM) XXXX: Please review the uploaded "Initial LE Delivery with E-Consent." The Loan Estimate (Dated XXXXX) was electronically signed by the Borrower on XXXXX. The attached Electronic Record and Signature Disclosure shows that the Borrower authorized the electronic delivery of documentation prior to electronically signing the Closing Disclosure, dated XXXXX.	Response 1 (XXXXX 8:44AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998112	5 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD- Section B incorrect payee	21828680	The payee for the following fee is incorrect: Tax Service (paid to Third-Party Investor).	Rebuttal 1 (XXXXX 3:38PM) XXXX: Please review the uploaded "PCCD Cure Package," showing the Tax Service Fee being paid to Amerihome.	Response 1 (XXXXX 8:46AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998112	6 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829207	The loan meets all applicable credit guidelines.					1	1	3	1
300998112	7 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829206	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP, dated XXXXX, did not provide a CU score for the subject property, therefore, did not support the appraised value.	Rebuttal 1 (XXXXX 2:07PM) CDA uploaded.	Response 1 (XXXXX 2:08PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998110	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828490	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 12:04PM) XXXXX Please review uploaded: "E-consent"	Response 1 (XXXXX 10:09AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998110	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21828492	This loan failed the revised LE delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 12:04PM) XXXXX Please review uploaded: "E-consent"	Response 1 (XXXXX 10:11AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998110	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD - Calculating Cash to Close LE column	21828493	The Cash to Close on the CCTC table on page 3 of the Final CD issued on XXXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XXXXX. Violation may be cured with LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 12:04PM) XXXXX Please review uploaded: "PCCD & Delivery"	Response 1 (XXXXX 10:11AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998110	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	AUS Missing	21828309	The AUS is missing from the loan file. The Transmittal reflects the loan was DU approve/eligible; however, the loan file does not contain the DU documentation.	Rebuttal 1 (XXXXX 4:18PM) DU/AUS approved/eligible cert found in file. Uploaded to portal.	Response 1 (XXXXX 10:52AM) Documentation provided is sufficient. (Resolved)			4	1	3	1
300998110	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828308	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2.1 which supports the appraised value. Meets guidelines.					1	1	3	1
300998109	1 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Disclosures E-consent Missing	21828619	The following disclosures provided in the loan file were electronically signed: Initial LE, Intent to Proceed and Initial 1003 dated XXXXX. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 7:23PM) XXXXX: Please review the uploaded "Initial LE Delivery with E-Consent." The Loan Estimate (Dated XXXXX) was electronically signed by the Borrower on XXXXX. The attached Electronic Consent shows that the Borrower authorized the electronic delivery of documentation prior to electronically signing the Closing Disclosure, dated XXXXX.	Response 1 (XXXXX 1:41PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998109	2 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829234	The loan meets all applicable credit guidelines.					1	1	3	1
300998109	3 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829233	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a score of 4.2 which does not support the appraised value.		Response 1 (XXXXX 2:39PM) CDA ordered and supports value of $XXXXX with a XX% variance. (Resolved)			1	1	3	1
300998108	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Late	21828613	The following disclosures provided in the loan file were not disclosed within 3 business days of the application date, XXXXX: Toolkit was not dated.
Rebuttal 1 (XXXXX 12:43PM)
XXXXX: Please review the uploaded "Evidence of Home Loan Toolkit Delivery." The attached documentation shows the internal tracking of the initial disclosures that were sent to the Borrowers (XXXXX). The initial disclosures were sent on XXXXX (within 3 days of the date XXXXX" of the initial loan application). All the initial disclosures were included in the attachment and the Home Loan Toolkit is one of these disclosures.

Rebuttal 2 (XXXXX 5:44PM)
XXXXX 2nd Rebuttal: Please review the uploaded "Evidence of Home Loan Toolkit Delivery." the initial tracking summary shows that the initial disclosures were sent to the Borrower on XXXXX. All of the disclosures that were electronically send to the Borrower's email (XXXXXX@XXXX) have been included in this package and the Home Loan Toolkit was one of the disclosures that was provided to the Borrower on XXXXX.
											Response 1 (XXXXX 1:16PM) The provided documentation is insufficient to cure the finding. The internal tracking of the initial disclosures provided does not provide evidence of disclosure date of "Toolkit". (Upheld) Response 2 (XXXXX 8:55AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998108	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Disclosures E-consent Missing	21828614	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 12:43PM) XXXX: Please review the uploaded "Electronic Consent," signed by both Borrower's on the subject loan.	Response 1 (XXXXX 1:18PM) The provided documentation is insufficient to cure the finding. (Upheld)			3	1	3	1
300998108	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21829114	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 12:43PM) XXXX: Please review the uploaded "Initial CD Delivery with E-Consent." The Closing Disclosure (Dated XXXXX) was electronically signed by the Borrower on XXXXX. The attached Electronic Consent shows that the Borrower authorized the electronic delivery of documentation prior to electronically signing the Closing Disclosure, dated XXXXX.	Response 1 (XXXXX 1:19PM) The provided documentation is insufficient to cure the finding. (Upheld)			3	1	3	1
300998108	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Gift Letter / Funds	21829291	Gift letters from XXX XXX; the borrower's XXX, indicate $XXX funds to be gifted to the borrowers. The borrowers' bank printout indicates a XXX deposit was made X/X/XXXXX; however, the file does not contain evidence the XXX came from the donors.	Rebuttal 1 (XXXXX 12:20PM) The total gift funds of $XXXXX from XXXXX were deposited on XXXXX. The total gift funds of $XXXXX (4 individual deposits of $XXXXX) from XXX were deposited on XXXXXXX. Copy of checks, gift letters and bank statements uploaded to portal for review.	Response 1 (XXXXX 12:46PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998108	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829240	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected cu score of 1.2 which supports the appraised value. Meets guidelines.					1	1	3	1
300998107	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828327	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 7:01PM) XXXXX Please review uploaded: "E-consent"	Response 1 (XXXXX 3:15PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998107	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21828326	This loan failed the revised LE delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 7:01PM) XXXXX Please review uploaded: "E-consent"	Response 1 (XXXXX 3:14PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998107	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Miscellaneous	21828460	A home equity line of credit paid off with XXX in addition to the first mortgage. The payoff letter with XXX requires the borrower to sign instructions to suspend and close the equity line, and was not provided in the loan file.	Rebuttal 1 (XXXXX 12:10PM) Executed close out letter received. Uploaded to portal.	Response 1 (XXXXX 9:00AM) Documentation received is sufficient. (Resolved)			3	1	3	1
300998107	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828446	Fannie Mae UCDP CU rating of 2.4 supports the appraised value. Meets guidelines.					1	1	3	1
300998106	1 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Disclosures E-consent Missing	21829144	The following initial disclosures were electronically signed on XXXXX but the consumer’s E-consent was not provided in the loan file: Loan Estimate, Homeownership Disclosure, Initial 1003. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 7:00PM) XXXXX: Please review the uploaded "Electronic Consent."	Response 1 (XXXXX 12:55PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998106	2 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829385	The loan meets all applicable credit guidelines.					1	1	3	1
300998106	3 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829386	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2.2 which supports the appraised value. Meets guidelines.					1	1	3	1
300998105	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Missing	21828569	The file was found to be missing the Home Tool Kit.	Rebuttal 1 (XXXXX 10:47AM) XXXXX: Please review the uploaded "Evidence of receipt of Home Loan Toolkit." The attached Disclosure Tracking Details shows that the Borrower (XXXXX) received the CFPB Loan Toolkit (Home Toolkit) on XXXXX, which is within 3 days from the date (XXXXX) of the initial loan application.	Response 1 (XXXXX 9:06AM) The provided documentation is sufficient to cure the finding. (Resolved)			4	1	3	1
300998105	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Disclosures E-consent Missing	21828571	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 10:48AM) XXXX: Please review the uploaded "Electronic Consent." The attached consent to do business electronically was signed by the Borrower on XXXX. The electronic signature on the initial loan application is also dated XXXX.	Response 1 (XXXXX 9:43AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998105	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD- premiums Optional	21828573	The Home Warranty on the CD issued on XXXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 10:48AM) XXXX; Please review the uploaded "PCCD Cure Package." The attached post consummation closing disclosure (PCCD) shows the "Optional" designation on the Home Warranty Fee under section H.	Response 1 (XXXXX 9:49AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998105	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21828612	The loan meets all applicable credit guidelines.					1	1	3	1
300998105	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828611	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 3.9 which does not support the appraised value.	Rebuttal 1 (XXXXX 1:38PM) CDA uploaded.	Response 1 (XXXXX 1:39PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998104	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21828601	This loan failed the Initial LE delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 11:55AM) XXXX: Please review the uploaded "Electronic Consent." The attached document tracking shows that the Borrower consented to electronic delivery of documentation on XXXX. The attached E-Consent was signed by the Borrower on XXXX and the initial loan application is dated XXXX and electronically signed by the Borrower on XXXX.	Response 1 (XXXXX 11:20AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998104	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID Disclosures E-consent missing	21828589	The following disclosures were electronically signed but the consumer's E-consent was not provided in the loan file: the initial LE dated XXXXX. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 11:55AM) XXXX: Please review the uploaded "Electronic Consent." The attached document tracking shows that the Borrower consented to electronic delivery of documentation on XXXX. The attached E-Consent was signed by the Borrower on XXXX and the initial loan application is dated XXXX and electronically signed by the Borrower on XXXX.	Response 1 (XXXXX 11:19AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998104	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21828596	The loan meets all applicable credit guidelines.					1	1	3	1
300998104	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828595	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 5 which does not support the appraised value. The loan file did not contain a CDA.		Response 1 (XXXXX 2:15PM) CDA ordered and supports value of $XXXXX with a XX% variance. (Resolved)			2	1	3	1
300998103	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - 10% Tolerance Violation Not Cured	21829155
This loan failed the charges that in total cannot increase more than XXXXX% test. (12 CFR §1026.19(e)(3)(ii)). The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXXXX% ($XXXXX) exceed the comparable charges ($XXXXX) by more than XXXXX%. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Title- Insurance/Lenders and Recording Fees. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Although the regulation requires the cure within 60 days of consummation, investor will accept 60 days from the discovery date, XXXXX. A cost to cure in the amount of $XXXXX is required. Reimbursement in the amount of $XXXXXwas provided at closing. The remaining cost to cure in the amount of $XXXXX is required.
										Rebuttal 1 (XXXXX 5:31PM) XXXX: Disagree. The $XXXXX lender cure due to the increase in recording fees is shown on the final Closing Disclosure dated XXXX. There is a total of $XXXXX in title costs on the Loan Estimate dated XXXXX and then and increase in total title costs to $XXXXX on the CD. The lender credits of $XXXXX cover the costs that exceed the closing costs above the legal limit.	Response 1 (XXXXX 10:56AM) The provided explanation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998103	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD- Section B incorrect payee	21830293	The loan contains a fee or fees where 'compensation to' is missing. Section B- Services Borrower Did Not Shop For of the revised CD issued on XXXXX.. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. Violations may be cured with a revised PCCD, LOE to consumer and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 5:31PM) XXXXX: Please review the Post Consummation Closing Disclosure.	Response 1 (XXXXX 9:51AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998103	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829375	The loan meets all applicable credit guidelines.					1	1	3	1
300998103	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829378	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 5 which does not support the appraised value.	Rebuttal 1 (XXXXX 1:30PM) CDA uploaded.	Response 1 (XXXXX 1:31PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998102	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21829077	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).
Rebuttal 1 (XXXXX 4:04PM)
XXXX: Please review the uploaded "Initial CD Delivery with E-Consent." The Closing Disclosure (Dated XXXX) was electronically signed by the Borrower on XXXX. The attached E-Sing Process Summary shows that the Borrower authorized the electronic delivery of documentation on XXXX and electronically signed the Closing Disclosure on XXXX.

Rebuttal 2 (XXXXX 2:46PM)
XXXX 2nd rebuttal: Please review the uploaded "Initial CD Delivery with E-Consent." The attached CD is dated XXXX and electronically signed by the Borrower on XXXX. The attached E-Sign Process Summary shows that the Borrower consented to electronic delivery on XXXX.
											Response 1 (XXXXX 12:55PM) The provided documentation is insufficient to cure the finding. "Initial CD delivery & Electronic Consent" was not received. Please re-send. (Upheld) Response 2 (XXXXX 9:38AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998102	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21829078	This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XXXXX, was mailed, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.
Rebuttal 1 (XXXXX 4:04PM)
XXXX: Please review the uploaded "Borrower's Receipt of Final LE." The attached Loan Estimate (LE) is dated XXXX and the signed acknowledgment of this LE is executed and dated by the Borrower on XXXX (prior to the initial Closing Disclosure dated XXXX).

Rebuttal 2 (XXXXX 2:46PM)
XXXX 2nd rebuttal: Please review the uploaded "Updated Borrower's Receipt of Final LE." The attached Loan Estimate (LE) is dated XXXX and the signed acknowledgment of this LE is executed and dated by the Borrower on XXXX (prior to the initial Closing Disclosure dated XXXX). The attached E-Sign Process Summary shows that the Borrower consented to electronic delivery on XXXX.
											Response 1 (XXXXX 12:58PM) The provided documentation is insufficient to cure the finding. "Electronic Consent" was not received. Please re-send. (Upheld) Response 2 (XXXXX 9:39AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998102	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID Disclosures E-consent missing	21829028	The following disclosures were electronically signed but the consumer's E-consent was not provided in the loan file: Intent to Proceed, XXXXX and List of Homeownership Counseling Organizations XXXXX. Per regulation, prior to receiving documents electronically the consumer(s) must consent.
Rebuttal 1 (XXXXX 4:04PM)
XXXX: Please review the uploaded "Electronic Consent." The attached E-Sign Process Summary shows that the Borrower (XXXXX) consented to electronic delivery for this loan on XXXX.

Rebuttal 2 (XXXXX 2:45PM)
XXXX 2nd rebuttal: Please review the uploaded "Electronic Consent," for the subject loan. The attached E-Sign Process Summary shows that the Borrower consented to electronic delivery of loan documents on XXXX. The signed evidence trail shows the Borrowers name (XXXXX) and the Borrower email address (XXXXX) and the consent date is XXXX. The attached Page 2 of the E-Sign Process Summary shows the actual consent language that the Borrower reviewed and approved in the summary on page 1.
											Response 1 (XXXXX 12:52PM) The provided documentation is insufficient to cure the finding. "Electronic Consent" was not received. Please re-send. (Upheld) Response 2 (XXXXX 9:37AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998102	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Debts	21829461	Per the DU findings, the subject loan was approved using subordinate financing in the amount of $XXXXX with a monthly payment of $XXXXX and was reflected on the final CD. The loan file did not contain the note or any documentation verifying the terms of the second lien, therefore, does not meet guidelines.	Rebuttal 1 (XXXXX 1:49PM) Copy of the Second Mortgage Note received. Uploaded to portal.	Response 1 (XXXXX 10:06AM) Documentation received is sufficient. (Resolved)			3	1	3	1
300998102	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829460	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 3.9 which does not support the appraised value.		Response 1 (XXXXX 2:25PM) CDA ordered and supports value of $XXXXX with a XXX% variance. LTV is XXX%. (Resolved)			1	1	3	1
300998101	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Disclosures E-consent Missing	21828342	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 12:01PM) XXXX: Please review the uploaded "Electronic Consent." The initial loan application is dated XXXXX and the consent to electronic delivery was signed by both Borrowers on XXXX.	Response 1 (XXXXX 4:28PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998101	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD ' Incorrect Section	21828205	The Title - Endorsement Charges, Title - Lender's Title Insurance, Title - Recording Service and Title - Settlement fees were included in Section B of the CD issued on XXXXX. Per Service Provider List, the fees should have been entered under Section C. Violation may be cured with LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 12:01PM) XXXX: Please review the uploaded "PCCD Cure Package." The following fees (1. Title - Endorsement Charges, 2. Title Lender's Title Insurance, 3. Title Recording Service Fee, and 4. Title Settlement Fee) have all been moved to Section C "Services Borrower Did Shop For." The letter of explanation to the Borrower and the email proof of delivery has also been included.	Response 1 (XXXXX 4:27PM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998101	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21828451	The loan meets all applicable credit guidelines.					1	1	3	1
300998101	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828450	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2.3 which supports the appraised value. Meets guidelines.					1	1	3	1
300998099	1 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828424	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 5:38PM) XXXX: Please review the uploaded "Initial CD Delivery with E-Consent." The Loan Estimate (Dated XXXX) was electronically signed by the Borrower on XXXX. The attached Electronic Consent shows that the Borrower authorized the electronic delivery of documentation prior to electronically signing the Closing Disclosure, dated XXXX.	Response 1 (XXXXX 10:57PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	2
300998099	2 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Assets - Recent Large Deposits	21828696	A deposit for $XXXXX was made into XXX account #XXXXX on XXXXX; however, no paper trail was provided. The money was transferred from XXX account #XXXXX however, the file does not contain XXXXX bank statement for source of deposit. Excluding the deposit; borrowers would be short funds for subject transaction in the amount of $XXXXX.			Buyer Comment 1 (XXXXX 4:47PM) Investor Accepts.	812 median score, 29% DTI, 9 years in primary residence, 32 years on same job	2	2	3	2
300998099	3 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828626	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2 which supports the appraised value. Meets guidelines.					1	1	3	2
300998098	1 of 4	Amerihome_JUMBO_1_10.05.18_2PM	XXX	XXX	XXXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21820857	The loan is in compliance with all applicable laws and regulations.					1	1	4	1
300998098	2 of 4	Amerihome_JUMBO_1_10.05.18_2PM	XXX	XXX		Credit	Appraisal Misc	21821370	The file does not contain a Clear Capital Collateral Desktop Analysis. Please provide.	Rebuttal 1 (XXXXX 4:13PM) Pending Rebuttal 2 (XXXXX 12:59PM) Uploaded Clear Capital CDA Analysis	Response 1 (XXXXX 1:04PM) Documentation received is sufficient. (Resolved)			4	1	4	1
300998098	3 of 4	Amerihome_JUMBO_1_10.05.18_2PM	XXX	XXX		Credit	LDP/EPL	21821050	The file does not contain evidence the following Loan Participant was checked across OFAC, Freddie Exclusionary, LDP, and SAM lists: XXXXX (loan processor). Please provide searches for this Loan Participant across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (XXXXX 4:13PM) Uploaded AMH Drive Report	Response 1 (XXXXX 7:44AM) Documentation received is sufficient. (Resolved)			2	1	4	1
300998098	4 of 4	Amerihome_JUMBO_1_10.05.18_2PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21821371	The appraisal under review was performed and completed by an appropriately licensed appraiser. The subject property meets eligibility and marketability guidelines according to the origination appraisal.		Response 1 (XXXXX 2:14PM) CDA ordered and supports value of $XXXXX with a 0% variance. (Resolved)			1	1	4	1
300998096	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Disclosures E-consent Missing	21828410	The following disclosures were electronically signed on XXXXX but the consumer’s E-consent was not provided in the loan file: Initial 1003, Intent to Proceed, Borrower's Certification & Authorization. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 12:11PM) XXXX: Please review the uploaded "Electronic Consent." The initial loan application is dated XXXX and consent for electronic delivery was signed by the Borrower on XXXX (within 3 days).	Response 1 (XXXXX 4:49PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998096	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828411	This loan failed the initial CD delivery date test for the disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 12:12PM) XXXX: Please review the uploaded "Electronic Consent." The initial loan application is dated XXXX and consent for electronic delivery was signed by the Borrower on XXXX (within 3 days).	Response 1 (XXXXX 4:50PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998096	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Miscellaneous	21828403	The loan file is missing a required Fraud Report.	Rebuttal 1 (XXXXX 1:07PM) Fraud Report uploaded to portal.	Response 1 (XXXXX 8:55AM) Documentation received is sufficient. (Resolved)			4	1	3	1
300998096	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828405	The FNMA UCDP reflects a CU score of 3.3 which does not support the appraised value.		Response 1 (XXXXX 2:04PM) CDA ordered and supports value of $XXXXX with a XX% variance. (Resolved)			2	1	3	1
300998095	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Disclosures E-consent Missing	21828698	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 5:44PM) XXXX: Please review the uploaded "Electronic Consent." The attached E-Consent shows it was accepted by Borrower (XXXXX) on XXXX and the disclosure tracking details shows that the Co-Borrowers (XXXXX) accepted on XXXX.	Response 1 (XXXXX 11:25AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998095	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828700	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 5:44PM) XXXX: Please review the uploaded "Initial CD Delivery with E-Consent." The Initial Closing Disclosure (CD) is dated XXXX and the Disclosure Tracking verifies that the Borrower (XXXXX) Received the Initial CD on XXXX.	Response 1 (XXXXX 11:41AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998095	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21828699	This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XXXXX was mailed, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.	Rebuttal 1 (XXXXX 5:44PM) XXXX: Please review the uploaded "Initial LE Delivery with E-Consent." The Initial Loan Estimate (LE) is dated XXXX and the Disclosure Tracking verifies that the Borrower (XXXX) Received the Revised LE on XXXX.	Response 1 (XXXXX 11:39AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998095	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829404	The loan meets all applicable credit guidelines.					1	1	3	1
300998095	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829403	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 1 which supports the appraised value. Meets guidelines.					1	1	3	1
300998094	1 of 4	Amerihome_JUMBO_1_10.01.18_1PM	XXX	XXX	XXXXXX	Compliance	TRID CD ' Closing Information/Disbursement Date	21819016	The CD issued on XXXXX does not reflect the correct Disbursement Date. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 5:42PM) Uploaded PCCD 100818	Response 1 (XXXXX 11:12AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	2	1
300998094	2 of 4	Amerihome_JUMBO_1_10.01.18_1PM	XXX	XXX		Compliance	TRID CD- Closing Information/Closing Date	21819013	The CD issued on XXXXX does not reflect the correct Closing Date. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 5:42PM) Uploaded PCCD 100818 Rebuttal 2 (XXXXX 1:10PM) Uploaded PCCD 101118 and proof of delivery Rebuttal 3 (XXXXX 6:43PM) Uploaded PCCD Letter and proof of delivery	Response 1 (XXXXX 11:17AM) The provided documentation is insufficient to cure the finding. Per signature date reflected on Security Instrument, closing date is XXXXX; however, incorrect closing date is reflected on last revised CD. (Upheld) Response 2 (XXXXX 1:58PM) The provided documentation is insufficient to cure the finding. Although revised PCCD is accurate, LOE to consumer is missing. (Upheld) Response 3 (XXXXX 3:04PM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	2	1
300998094	3 of 4	Amerihome_JUMBO_1_10.01.18_1PM	XXX	XXX		Credit	LDP/EPL	21819411	The file does not contain evidence the following Loan Participants were checked across OFAC, Freddie Exclusionary, LDP, and SAM lists: XXXX (notary). Please provide searches for these Loan Participants across all exclusionary lists or provide a Lender Certification that all Loan Participants were searched across all lists.	Rebuttal 1 (XXXXX 6:55PM) Uploaded AMH Drive Report Rebuttal 2 (XXXXX 5:46PM) Uploaded updated AMH Drive Report	Response 1 (XXXXX 9:18AM) Notary name search contains numeric keystrokes where letters should be. Please search name again. (Upheld) Response 2 (XXXXX 6:59AM) Documentation received is sufficient. (Resolved)			2	1	2	1
300998094	4 of 4	Amerihome_JUMBO_1_10.01.18_1PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21819410	The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contains a CDA supporting the opinion of value in the origination appraisal report.					1	1	2	1
300998093	1 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828421	This loan failed the initial CD delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XXXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XXXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Rebuttal 1 (XXXXX 10:05AM) XXXX: Please review the uploaded "Initial CD Delivery with E-Consent," for the subject loan. According to the attached Electronic Record Tracking report, the Borrower (XXXX) received the Initial Closing Disclosure (CD) on XXXX. The consent to electronic disclosure was also included.	Response 1 (XXXXX 12:27PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998093	2 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21828427	This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XXXXX was mailed and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.	Rebuttal 1 (XXXXX 10:05AM) XXXX: Please review the uploaded "Initial LE Delivery with E-Consent," for the subject loan. According to the attached Electronic Record Tracking report, the Borrower (XXXX) received the Revised Loan Estimate (LE) on XXXX. The consent to electronic disclosure was also included.	Response 1 (XXXXX 12:36PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998093	3 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD- 'Title' missing	21828515	The Title Fee on the CD is not preceded by the word Title. Per TRID ((Comment 37(f)(2)-3)) services related to the issuance of title insurance policies must be described with the word Title- at the beginning of the item. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.
Rebuttal 1 (XXXXX 10:05AM)
XXXX: Please review the uploaded "Borrower Signed CD showing Title Fee." According to Section C "Services Borrower Did Shop For," the Title Fee on line 10 is accurately disclosed as a "Title" fee. Although the alliteration (the occurrence of the same letter or sound at the beginning of adjacent or closely connected words) is not the same as the fees disclosed above this fee, the word "Title" in the name of the fee clearly shows that this fee is a "Title" fee. There is no violation Per TRID ((Comment 37(f)(2)-3)) services related to the issuance of title insurance policies.
											Response 1 (XXXXX 12:43PM) Resolved			2	1	3	1
300998093	4 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD- Section B incorrect payee	21828513	The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XXXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. Credit Report(paid to Broker)	Rebuttal 1 (XXXXX 10:05AM) XXXXX: Please review the uploaded "Closing Disclosure showing Payee on Credit Report Fee." According to Section B of the attached , Borrower signed Final Closing Disclosure, the "Credit Report" fee is payable to the Mortgage Broker: XXXXX. The attached "Closing Disclosure Addendum," shows the full description of the Closing Costs shown on page 2. Within this description it states that the Credit Report fee was paid to "XXXXX for the benefit of XXXXX." As the final payee is "Credit Plus," the credit report was not retained by the Mortgage Broker.	Response 1 (XXXXX 12:40PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998093	5 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID- Lender Credits that Cannot Decrease	21828530
This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXXXX). Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
										Rebuttal 1 (XXXXX 10:06AM) XXXX: Please review the uploaded "Timely Delivery of Revised LE." According to the Electronic Record Tracking report, the Borrower (XXXX) received the Revised Loan Estimate on XXXX. This revised Loan Estimate showed the Lender Credits decrease from -$XXXXX (as shown on the initial Loan Estimate dated XXXXX) to -$XXXXX. Based on the above, the loan did not fail the lender credits that cannot decrease test.	Response 1 (XXXXX 12:45PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998093	6 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829396	The loan meets all applicable credit guidelines.					1	1	3	1
300998093	7 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829387	The Fannie Mae UCDP score 2.1 supports the appraised value. Meets guidelines.					1	1	3	1
300998092	1 of 5	Amerihome_JUMBO_2_10.09.18_9PM	XXX	XXX	XXXXXX	Compliance	TRID - CD Incomplete / Inaccurate	21822379	The loan contains a fee where 'compensation to' does not reflect the payee name under 'Section C. Services Borrower Did Shop For' of the revised CD issued on XXXXX. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Title - ALTA 9 Restrictions (Payee name not provided). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 1:48PM) uploaded PCCD-letter-proof of delivery	Response 1 (XXXXX 6:35PM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998092	2 of 5	Amerihome_JUMBO_2_10.09.18_9PM	XXX	XXX		Credit	Debts Missing/Increased still within tolerances	21822715	The DTI did not reflect all of the borrower's debts, however, the recalculated audit DTI XXXX% is still within allowable tolerance XXX% DTI. The origination credit report dated XXXXX reflects 2 revolving debts with XXXX with a monthly payment of $XXX and a balance of $XXX, and withXXXX with a monthly payment of $XXX and a balance of $XXX. Please provide revised final application/loan transmittal summary to include these debts.	Rebuttal 1 (XXXXX 1:53PM) Pending Rebuttal 2 (XXXXX 3:16PM) Uploaded signed 1008 and corrected 1003	Response 1 (XXXXX 11:29AM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998092	3 of 5	Amerihome_JUMBO_2_10.09.18_9PM	XXX	XXX		Credit	LDP/EPL	21822658	Please provide searches for the following Loan Participants across all OFAC, Freddie Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) closing Notary, XXXXX, and (2) settlement agent contact, XXXXX.	Rebuttal 1 (XXXXX 1:52PM) Uploaded AMH Drive Report	Response 1 (XXXXX 11:08AM) Documentation provided is sufficient. (Resolved)			2	1	3	1
300998092	4 of 5	Amerihome_JUMBO_2_10.09.18_9PM	XXX	XXX		Credit	Miscellaneous	21822680	The loan transmittal summary/1008 signed by the originating underwriter is missing from the loan file. Please provide.	Rebuttal 1 (XXXXX 1:53PM) Pending Rebuttal 2 (XXXXX 3:16PM) see uploaded signed 1008	Response 1 (XXXXX 11:28AM) Documentation received is sufficient. (Resolved)			3	1	3	1
300998092	5 of 5	Amerihome_JUMBO_2_10.09.18_9PM	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21822744	The Clear Capital CDA supports the appraised value.					1	1	3	1
300998091	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21828684	The loan is in compliance with all applicable laws and regulations.					1	1	3	1
300998091	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Assets	21829130	The file did not contain evidence the borrower had the proper amount of funds required. The file is missing documentation to confirm the Borrower's rental property sold/closed reflecting net proceeds of $XXXXX. Without proceeds, the Borrower is short $XXXXX funds to close.	Rebuttal 1 (XXXXX 4:14PM) Final HUD I/Settlement Statement for the Utah Property reflecting $XXXX in sales proceeds found in file. Uploaded to portal.	Response 1 (XXXXX 7:42AM) Documentation received is sufficient. (Resolved)			3	1	3	1
300998091	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Miscellaneous	21829545	Third Party Fraud Tool is missing from the loan file.	Rebuttal 1 (XXXXX 4:15PM) Fraud Report uploaded to portal.	Response 1 (XXXXX 7:38AM) Documentation received is sufficient. (Resolved)			4	1	3	1
300998091	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829138	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 1.7 which supports the appraised value. Meets guidelines.					1	1	3	1
300998090	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21829113	This loan failed the Initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 10:09AM) XXXXX; Please review the uploaded "Electronic Consent." The attached electronic signer evidence trail and attached electronic consent shows that the Borrower consented to and electronically signed the Initial Closing Disclosure dated XXXXX.	Response 1 (XXXXX 11:16AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998090	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD ' Closing Information/File number Info	21828485	The CD issued on XXXXX, does not reflect the correct File number. The File number is missing.	Rebuttal 1 (XXXXX 10:08AM) 11/07/18: Please review the uploaded "PCCD Cure Package for the subject loan." The attached post consummation closing disclosure (PCCD) shows the file # WT18-349 and "Optional" designation on the Home Warranty Fee under Section H.	Response 1 (XXXXX 11:10AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998090	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD- premiums Optional	21828487	The Home Warranty Fee on the CD issued on XXXXX, is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)).	Rebuttal 1 (XXXXX 10:09AM) XXXX: Please review the uploaded "PCCD Cure Package for the subject loan." The attached post consummation closing disclosure (PCCD) shows the file # WT18-349 and "Optional" designation on the Home Warranty Fee under Section H.	Response 1 (XXXXX 11:15AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998090	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Tax Returns Obtained	21828688	Review of the tax returns for the previous two (2) years reflects the borrower is XXXX% owner in 1065 XXXXX with the non-borrowing spouse as XX% owner, and the business tax returns were not provided.	Rebuttal 1 (XXXXX 4:19PM) The partnership income/loss were not included in DU/AUS. The Borrower was qualified using only salaried income. Fannie Mae Selling Guide Announcement SEL -2014-16 states that a lender is not required to prepare a written evaluation of self-employment income when the borrower is qualified using only salaried income, and self-employment is a separate and secondary source of income (or loss).	Response 1 (XXXXX 11:34AM) Documentation provided is sufficient. (Resolved)			2	1	3	1
300998090	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828672	The Fannie Mae UCDP CU score 2.4 supports the appraised value. Meets guidelines.					1	1	3	1
300998089	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Missing	21829231	The file contains no evidence that the Tool Kit was provided to the borrower.	Rebuttal 1 (XXXXX 1:48PM) XXXXXXXXX: Please review the disclosure tracking located in the file and uploaded below.	Response 1 (XXXXX 4:27PM) The provided documentation is sufficient to cure the finding. (Resolved)			4	1	3	1
300998089	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828432	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 1:48PM) XXXXXXXXX: Please review the attached E Consent. Thank you.	Response 1 (XXXXX 4:25PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998089	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID Disclosures E-consent missing	21829230	The following disclosures were electronically signed on XXXXX but the consumer's E-consent was not provided in the loan file: Initial 1003, Intent to Proceed, and all other initial disclosures. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 1:48PM) XXXXXXXXX: The E Consent was located in the file and uploaded below.	Response 1 (XXXXX 4:26PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998089	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Assets Misc	21828440	There are additional asset findings. DU condition 19 required a copy of the settlement statement to verify the net equity from the sale of the borrowers' departure residence located atXXXXX. The borrowers' XXXXX account verified a wire in from title in the amount of $XXXXX however the settlement statement was not provided in the loan file as required to sufficient document these funds.	Rebuttal 1 (XXXXX 5:08PM) Final HUD/I Settlement Statement of sale of departure residence found in file. Uploaded to portal.	Response 1 (XXXXX 11:01AM) Documentation provided is sufficient. (Resolved)			3	1	3	1
300998089	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828592	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2.1 which supports the appraised value. Meets guidelines.					1	1	3	1
300998088	1 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID CD - Calculating Cash to Close LE column	21828524	The Cash to Close on the CCTC table on page 3 of the CD issued on XXXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XXXXX. Defect can be cured 60 days from discovery.	Rebuttal 1 (XXXXX 6:14PM) XXXXX: Please review the PC CD uploaded by the seller.	Response 1 (XXXXX 2:15PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998088	2 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21828542	The loan meets all applicable credit guidelines.					1	1	3	1
300998088	3 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828541	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 1.1 which supports the appraised value. Meets guidelines.					1	1	3	1
300998086	1 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21828352	The loan is in compliance with all applicable laws and regulations					1	1	1	1
300998086	2 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21828570	The loan meets all applicable credit guidelines.					1	1	1	1
300998086	3 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828575	The Fannie Mae UCDP score of 2.6 does not support the appraised value.					1	1	1	1
300998085	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Disclosures E-consent Missing	21828526	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 2:16PM) XXXXXXXXX: Please review the uploaded E Consent. Thank you.	Response 1 (XXXXX 4:57PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998085	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD- Closing Information/Closing Date	21828528	The CD issued on XXXXX does not reflect the correct Closing Date.	Rebuttal 1 (XXXXX 2:17PM) requested from the seller Rebuttal 2 (XXXXX 10:47AM) 11/8/XXXXX: Please review the attached PC CD provided by the seller.	Response 1 (XXXXX 4:59PM) Client researching Response 2 (XXXXX 4:37PM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998085	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Income Docs	21828324	Per LP loan file must contain verification of current existence of each business through a third-party source for XXXXX dated no more than 120 days prior to the Note Date or after the Note Date but prior to the Delivery Date. Loan file does not contain business verification.	Rebuttal 1 (XXXXX 12:22PM) Copy of the XXXX Business Search for XXXXX received. Uploaded to portal.	Response 1 (XXXXX 9:02AM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998085	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828610	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 5 which does not support the appraised value.	Rebuttal 1 (XXXXX 1:34PM) CDA uploaded.	Response 1 (XXXXX 1:34PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998084	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	HMDA	21828558	The application's HMDA/Government Monitoring Information is not complete.	Rebuttal 1 (XXXXX 1:11PM) XXXXX Please review uploaded: "DIA"	Response 1 (XXXXX 10:20AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998084	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Disclosures E-consent Missing	21828471	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 1:11PM) Please review uploaded: "E-consent" Rebuttal 2 (XXXXX 9:12PM) Please review uploaded: "E-consent"	Response 1 (XXXXX 10:22AM) Documentation not received. Please re-send. Response 2 (XXXXX 12:45PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998084	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID LE- premiums Optional	21828594	The Home Warranty Fee on the LE is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)).	Rebuttal 1 (XXXXX 1:11PM) Please review uploaded: "PCCD" Rebuttal 2 (XXXXX 9:12PM) Please review uploaded: "Closing Disclosure"	Response 1 (XXXXX 10:23AM) Documentation not received. Please re-send. Response 2 (XXXXX 12:55PM) Resolved-SFIG	Buyer Comment 1 (XXXXX 4:47PM) Investor Accepts.		2	1	3	1
300998084	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829336	The loan meets all applicable credit guidelines.					1	1	3	1
300998084	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829337	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2.2 which supports the appraised value. Meets guidelines.					1	1	3	1
300998083	1 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Late	21828437	The was no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXXX.	Rebuttal 1 (XXXXX 4:55PM) XXXXXXXXX: Please review the disclosure tracking attached showing the date of the receipt for the Toolkit.	Response 1 (XXXXX 5:47PM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998083	2 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Disclosures E-consent Missing	21828314	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 4:55PM) XXXXXXXXX: Please review the attached E Consent.	Response 1 (XXXXX 5:46PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998083	3 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828438	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 4:55PM) XXXXXXXXX: Please review the attached E Consent.	Response 1 (XXXXX 5:48PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998083	4 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Zero Tolerance Violation Not Cured	21828457
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXXX. Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
										Rebuttal 1 (XXXXX 4:56PM) XXXXXXXXX: The e consent attached should clear this finding.	Response 1 (XXXXX 5:49PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998083	5 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD ' Incorrect Section	21828467	The Land Survey Fee was included in Section B of the CD issued on XXXXX. The fee should have been entered under Section C. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 4:56PM) requested from the seller Rebuttal 2 (XXXXX 1:33PM) XXX/XXXXX: Please review the uploaded PCCD provided by the seller.	Response 1 (XXXXX 5:50PM) Client researching Response 2 (XXXXX 12:01PM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998083	6 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Assets	21829140	The file did not contain evidence the borrower had the proper amount of funds required to close. A large portion of funds to close derived from the borrowers' departing home. Desktop Underwriter reflects sale of the departing home with net proceeds of $XXXXX. Desktop Underwriter condition numbers 21 and 22 require a copy of Settlement Statement to document the net equity from the sale. The Settlement Statement is missing from the loan file. Without the net proceeds, funds to close shortage of $XXXXX.	Rebuttal 1 (XXXXX 1:35PM) XXX/XXXXX: Executed copy of the Settlement Statement for the departure residence received. Please review.	Response 1 (XXXXX 8:11AM) Documentation received is sufficient. (Resolved)			3	1	3	1
300998083	7 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829112	The Fannie Mae UCDP CU score of 2.4 supports the appraised value. Meets guidelines.					1	1	3	1
300998081	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Late	21829056	There is no date evident on the Home loan toolkit Disclosure provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXXX.	Rebuttal 1 (XXXXX 3:42PM) Please review uploaded: "HLTK"	Response 1 (XXXXX 11:56AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998081	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21829058	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 3:42PM) XXXXX Please review uploaded: "E-consent"	Response 1 (XXXXX 11:57AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998081	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829191	The loan meets all applicable credit guidelines.					1	1	3	1
300998081	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829176	The Fannie Mae UCDP CU score of 2.0 supports the appraised value. Meets guidelines.					1	1	3	1
300998080	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Disclosures E-consent Missing	21828615	The following initial disclosures were electronically signed on XXXXX but the consumer’s E-consent was not provided in the loan file: Loan Estimate, Homeownership Disclosure, Initial 1003. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 6:24PM) Please see attached	Response 1 (XXXXX 12:24PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998080	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828616	This loan failed the initial CD delivery date test (prior to consummation) for the disclosure dated XXXXX. Although evidence was provided showing the consumer(s) received the emailed disclosures, the consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 6:24PM) Please see attached	Response 1 (XXXXX 12:25PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998080	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829054	The loan meets all applicable credit guidelines.					1	1	3	1
300998080	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829052	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2.0 which supports the appraised value. Meets guidelines.					1	1	3	1
300998079	1 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID Disclosures E-consent missing	21828625	The following disclosures were electronically signed but the consumer's E-consent was not provided in the loan file: Initial 1003, XXXXX, and Borrower's Authorization XXXXX. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 1:59PM) XXXXX Please review uploaded: "Sign Audit Log"	Response 1 (XXXXX 2:33PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998079	2 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Assets - Recent Large Deposits	21829349	XXX statement for account ##XXXXX reflects a large deposit madeXXXXX for $XXXXX and a large deposit made XXXXX for $XXXXX. A memo on statement states 2 vehicles were sold; however, the file does not contain documentation to satisfactorily source the deposits. Exclusion of two deposits would result in borrower short funds to close in the amount of $XXXXX.	Rebuttal 1 (XXXXX 4:54PM) Source documents of sale of the two vehicles for $XXXXX and $XXXXX found in file. Uploaded to portal.	Response 1 (XXXXX 7:47AM) Documentation received is sufficient. (Resolved)			3	1	3	1
300998079	3 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829318	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2 which supports the appraised value. Meets guidelines.					1	1	3	1
300998078	1 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Missing	21828364	The file was found to be missing the Home Loan Tool Kit.	Rebuttal 1 (XXXXX 10:55AM) Please see verification	Response 1 (XXXXX 12:05PM) The provided documentation is sufficient to cure the finding. (Resolved)			4	1	3	1
300998078	2 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Disclosures E-consent Missing	21828367	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 10:56AM) XXXXX Please review uploaded: "E-Consent"	Response 1 (XXXXX 12:06PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998078	3 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828604	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 10:56AM) XXXXX Please review uploaded: "E-Consent"	Response 1 (XXXXX 12:08PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998078	4 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21828603	This loan failed the revised LE delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 10:56AM) XXXXX Please review uploaded: "E-Consent"	Response 1 (XXXXX 12:07PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998078	5 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829272	The loan meets all applicable credit guidelines.					1	1	3	1
300998078	6 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829205	The Fannie Mae UCDP CU score 2.2 supports the appraised value. Meets guidelines.					1	1	3	1
300998077	1 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21829089	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 3:29PM) Please review the uploaded E Consent	Response 1 (XXXXX 11:43AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998077	2 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21829086	This loan failed the revised Loan Estimate disclosure delivery date test for the LE issued XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 3:29PM) XXXXXXXXX: Please review the uploaded E Consent.	Response 1 (XXXXX 11:41AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998077	3 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21829087	This loan failed the revised Loan Estimate disclosure delivery date test for the LE issued XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 3:29PM) please review the uploaded E Consent	Response 1 (XXXXX 11:42AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998077	4 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID Disclosures E-consent missing	21828317	The following disclosures were electronically signed but the consumer's E-consent was not provided in the loan file: Homeownership Counseling Organization List XXXXX and Intent to Proceed XXXXX. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 3:29PM) XXXXXXXXX: Please review the attached E Consent.	Response 1 (XXXXX 11:40AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998077	5 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829283	The loan meets all applicable credit guidelines.					1	1	3	1
300998077	6 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828621	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 4.6 which does not support the appraised value.	Rebuttal 1 (XXXXX 2:04PM) CDA uploaded.	Response 1 (XXXXX 2:04PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998076	1 of 8	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Late	21828695	There was no date evident on the Home Loan Tool Kit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XXXXX.	Rebuttal 1 (XXXXX 5:33PM) XXXXX Please review uploaded: "Proof of Delivery HLTK" Rebuttal 2 (XXXXX 5:07PM) XXXXX Please review uploaded: "Proof of Delivery HLTK"	Response 1 (XXXXX 11:15AM) Documentation regarding "Proof of Delivery HLTK" has not been received. Please re-send. Response 2 (XXXXX 11:32AM) The provided documentation is sufficient to cure the finding. (Resolved)	Buyer Comment 1 (XXXXX 4:47PM) Investor Accepts.		2	1	3	1
300998076	2 of 8	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Disclosures E-consent Missing	21828693	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 5:33PM) XXXXX Please review uploaded: "E-Consent" Rebuttal 2 (XXXXX 5:07PM) XXXXX Please review uploaded: "E-Consent"	Response 1 (XXXXX 11:14AM) Documentation regarding E-Consent has not been received. Please re-send. Response 2 (XXXXX 7:53AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998076	3 of 8	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828704	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 5:34PM) XXXXX Please review uploaded: "E-Consent" Rebuttal 2 (XXXXX 5:08PM) XXXXX Please review uploaded: "E-Consent"	Response 1 (XXXXX 11:19AM) Documentation regarding E-Consent has not been received. Please re-send. Response 2 (XXXXX 8:29AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998076	4 of 8	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21828697	This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XXXXX was mailed, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.	Rebuttal 1 (XXXXX 5:33PM) XXXXX Please review uploaded: "E-Disclosure Tracking XXXXX Rebuttal 2 (XXXXX 5:07PM) XXXXX Please review uploaded: "E-Consent"	Response 1 (XXXXX 11:16AM) Documentation regarding E-disclosure Tracking has not been received. Please re-send. Response 2 (XXXXX 8:25AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998076	5 of 8	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD- Section B incorrect payee	21829245	The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the PCCD issued on XXXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. Credit Report(paid to Broker). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 5:34PM) XXXXX Please review uploaded: "PCCD"	Response 1 (XXXXX 11:12AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998076	6 of 8	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID- Lender Credits that Cannot Decrease	21828701
The loan failed the Lender Credits that Cannot Decrease Test. The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXXXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXXXX). Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
										Rebuttal 1 (XXXXX 5:33PM) XXXXX Please review uploaded: "E-Disclosure Tracking all" Rebuttal 2 (XXXXX 5:08PM) XXXXX Please review uploaded: "E-Disclosure Tracking"	Response 1 (XXXXX 11:18AM) Documentation regarding E-disclosure Tracking has not been received. Please re-send. Response 2 (XXXXX 8:27AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998076	7 of 8	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829317	The loan meets all applicable credit guidelines.					1	1	3	1
300998076	8 of 8	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829316	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2 which supports the appraised value. Meets guidelines.					1	1	3	1
300998075	1 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Disclosures E-consent Missing	21828581	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 5:22PM) XXXX - See attached E-Consent	Response 1 (XXXXX 10:45AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998075	2 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828580	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 5:22PM) XXXX - See attached E-Consent	Response 1 (XXXXX 10:45AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998075	3 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD - Calculating Cash to Close LE column	21828636	The Cash to Close on the CCTC table on page 3 of the CD issued on XXXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on Enter Issue Date XXXXX. Violation may be cured with LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 5:22PM) XXXX - See attached E-Consent Rebuttal 2 (XXXXX 4:27PM) XXXX: See attached cure package	Response 1 (XXXXX 10:47AM) The provided documentation is insufficient to cure the finding. Documentation received did not include evidence to resolve finding. The Cash to Close on the CCTC table on page 3 of the CD issued on XXXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on Enter Issue Date XXXXX. Violation may be cured with LOE, corrected PCCD and proof of delivery, 60 days from consummation. (Upheld) Response 2 (XXXXX 11:34AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998075	4 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID- Lender Credits that Cannot Decrease	21828585
TRID-Lender Credits that Cannot Decrease. This loan failed the lender credits that cannot decrease test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits (XXXXX) does not exceed or equal the comparable sum of specific and non-specific lender credits (XXXX). Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
										Rebuttal 1 (XXXXX 5:22PM) XXXX - See attached E-Consent	Response 1 (XXXXX 10:46AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998075	5 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21828345	The loan meets all applicable credit guidelines.					1	1	3	1
300998075	6 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828343	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2.2 which supports the appraised value. Meets guidelines.					1	1	3	1
300998074	1 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID Disclosures E-consent missing	21828682	The following disclosures were electronically signed but the consumer's E-consent was not provided in the loan file: Initial 1003 XXXXX, and Intent to proceed XXXXX. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 7:12PM) XXXXX Please review uploaded: "E-Consent"	Response 1 (XXXXX 6:43AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998074	2 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829420	The loan meets all applicable credit guidelines.					1	1	3	1
300998074	3 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829374	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflects an analysis was not performed. Subject property is a 3 unit.	Rebuttal 1 (XXXXX 1:42PM) CDA uploaded.	Response 1 (XXXXX 1:42PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998073	1 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21828677	The loan is in compliance with all applicable laws and regulations					1	1	1	1
300998073	2 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21828706	The loan meets all applicable credit guidelines.					1	1	1	1
300998073	3 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828705	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2 which supports the appraised value. Meets guidelines.					1	1	1	1
300998072	1 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21830278	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 4:59PM) XXXXX Please review uploaded: "Initial CD"	Response 1 (XXXXX 7:32AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998072	2 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Lender Credits That Cannot Decrease	21830280
This loan failed the lender credits that cannot decrease test. (12 CFR §1026.19(e)(3)(i)). The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXXXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXXXX). Because the loan failed the initial CD delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of XXX is required.
										Rebuttal 1 (XXXXX 5:00PM) XXXXX Please review uploaded: "Initial CD"	Response 1 (XXXXX 7:37AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998072	3 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21830275	This loan failed the revised LE delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 4:59PM) Please review uploaded: "E-sign Audit Log XXXXXX"	Response 1 (XXXXX 7:30AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998072	4 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Zero Tolerance Violation Not Cured	21830279	The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXXX is required.	Rebuttal 1 (XXXXX 4:59PM) XXXXX Please review uploaded: "E-Sign Audit Log"	Response 1 (XXXXX 7:35AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998072	5 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID Disclosures E-consent missing	21829085	The following disclosures were electronically signed but the consumer's E-consent was not provided in the loan file: List of Homeownership Counseling Organizations and Borrower's Certification & Authorization. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 4:59PM) XXXXX Please review uploaded:	Response 1 (XXXXX 7:29AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998072	6 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829449	The loan meets all applicable credit guidelines.					1	1	3	1
300998072	7 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829450	The Fannie Mae UCDP score 2.5 does not support the appraised value.	Rebuttal 1 (XXXXX 2:21PM) CDA uploaded.	Response 1 (XXXXX 2:21PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998071	1 of 9	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Late	21829128	The following disclosure provided in the loan file was not disclosed within 3 business days of the application date, XXXXX; Toolkit issued XXXXX.	Rebuttal 1 (XXXXX 5:59PM) XXXXX: requested from the seller Rebuttal 2 (XXXXX 12:01PM) XXXXX: please review the Toolkit provided by the seller.	Response 1 (XXXXX 8:59AM) Client researching Response 2 (XXXXX 10:52AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998071	2 of 9	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	Disclosures Federal Missing	21828645	The file was found to be missing one or more of the federally required disclosures: Homeownership Counseling Disclosure.	Rebuttal 1 (XXXXX 5:58PM) XXXXXXXXX: Please review the uploaded Counseling Disclosure Rebuttal 2 (XXXXX 5:51PM) XXXXX: Please review the re-uploaded complete copy of the HCD. Thank you.	Response 1 (XXXXX 8:49AM) The provided documentation is insufficient to cure the finding. Documentation received only included 2 of 3 pages. Page 1 of Homeownership Counseling Organization List is missing. (Upheld) Response 2 (XXXXX 9:18AM) The provided documentation is sufficient to cure the finding. (Resolved)			4	1	3	1
300998071	3 of 9	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Disclosures E-consent Missing	21828646	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 5:58PM) XXXXXXXXX: Please review the uploaded E Consent.	Response 1 (XXXXX 8:51AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998071	4 of 9	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828652	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 5:59PM) XXXXXXXXX: Please review the uploaded E Consent.	Response 1 (XXXXX 8:56AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998071	5 of 9	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21828651	This loan failed the revised LE delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 5:59PM) XXXXXXXXX: Please review the attached E Consent.	Response 1 (XXXXX 8:55AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998071	6 of 9	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Zero Tolerance Violation Not Cured	21828656	This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXXX. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). This results in a cost to cure of: $XXXXX.	Rebuttal 1 (XXXXX 5:59PM) XXXXXXXXX: Disagree with the finding, per Reg Z (1026.38(t)(4)(i) the dollar amounts required to be disclosed by paragraphs (e) on the LE are required to be rounded to the nearest whole dollar. The Initial LE reflects $XXXXX and the Final CD shows $XXXXX. Please review the finding.	Response 1 (XXXXX 9:07AM) Resolved			3	1	3	1
300998071	7 of 9	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD- Closing Information/Closing Date	21828654	The CD issued on XXXXX does not reflect the correct Closing Date. Violation may be cured with LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 5:59PM) XXXXXXXXX: Requested form the seller. Rebuttal 2 (XXXXX 12:00PM) XXXXX: Please review the PC CD provided by the seller.	Response 1 (XXXXX 8:58AM) Client researching Response 2 (XXXXX 10:57AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998071	8 of 9	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Miscellaneous	21829266	There are additional observations that could impact the credit decision and/or quality of the loan. The Closing Disclosure and AUS/DU reflects the Borrower obtained a second mortgage as part of the down payment funds; however, the loan file does not contain documentation of the terms as required.	Rebuttal 1 (XXXXX 5:10PM) Copy of the HELOC Agreement and Disclosure Statement found in file. Uploaded to portal.	Response 1 (XXXXX 7:50AM) Documentation received is sufficient. (Resolved)			4	1	3	1
300998071	9 of 9	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829263	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2 which supports the appraised value. Meets guidelines.					1	1	3	1
300998070	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Late	21828531	The Home loan toolkit or Acknowledgement provided in the loan file dated XXXXX was not disclosed within 3 days of the application date, XXXXX.	Rebuttal 1 (XXXXX 9:55AM) XXXXXXXXX: requested form the seller.	Response 1 (XXXXX 11:15AM) Client researching	Buyer Comment 1 (XXXXX 4:47PM) Investor Accepts.		2	2	3	2
300998070	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828519	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 9:54AM) XXXXXXXXX: Please review the uploaded E Consent.	Response 1 (XXXXX 11:29AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	2
300998070	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID Disclosures E-consent missing	21830006	The following disclosures were electronically signed on XXXXX but the consumer's E-consent was not provided in the loan file: Initial 1003 and Intent to Proceed. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 9:55AM) XXXXXXXXX: Please review the uploaded E Consent.	Response 1 (XXXXX 11:30AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	2
300998070	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829118	The loan meets all applicable credit guidelines.					1	1	3	2
300998070	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829117	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 1.4 which supports the appraised value. Meets guidelines.					1	1	3	2
300998069	1 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID CD - Calculating Cash to Close LE column	21828719	The Cash to Close on the CCTC table on page 3 of the CD issued on XXXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XXXXX. Violation may be cured with a LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 1:53PM) XXXXX: Please review the PC CD provided by the lender.	Response 1 (XXXXX 2:21PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998069	2 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829161	The loan meets all applicable credit guidelines.					1	1	3	1
300998069	3 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828720	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 3.7 which does not support the appraised value.	Rebuttal 1 (XXXXX 2:17PM) CDA uploaded.	Response 1 (XXXXX 2:18PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998068	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Missing	21829026	The file was found to be missing the Home Loan Tool Kit.	Rebuttal 1 (XXXXX 6:09PM) requested Rebuttal 2 (XXXXX 2:55PM) XXXXX: Please review the Toolkit provided by the seller.	Response 1 (XXXXX 10:40AM) Client researching Response 2 (XXXXX 2:28PM) The provided documentation is sufficient to cure the finding. (Resolved)			4	1	4	1
300998068	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD- Closing Information/Closing Date	21829044	The CD issued on XXXXX does not reflect the correct Closing Date.	Rebuttal 1 (XXXXX 6:09PM) XXXXX: Please review the attached PC CD	Response 1 (XXXXX 10:42AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	4	1
300998068	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Application	21829407	The final signed application is missing from the loan file.	Rebuttal 1 (XXXXX 3:14PM) XXXXX: Please review the uploaded Final Loan Application.	Response 1 (XXXXX 10:01AM) Documentation received is sufficient. (Resolved)	Buyer Comment 1 (XXXXX 4:47PM) Investor Accepts.		2	1	4	1
300998068	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	VVOE required	21829411	A VVOE is required within 10 days of Note date. The VVOE for the co-borrower dated XXXXX was expired as of the Note dated XXXXX	Rebuttal 1 (XXXXX 3:14PM) XXXXX: The VVOE was provided by the lender; please review the uploaded doc.	Response 1 (XXXXX 10:00AM) Documentation received is sufficient. (Resolved)	Buyer Comment 1 (XXXXX 4:47PM) Investor Accepts.		2	1	4	1
300998068	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829416	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2 which supports the appraised value. Meets guidelines.					1	1	4	1
300998067	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Missing	21828459	The file was found to be missing one or more of the federally required disclosures. Toolkit receipt missing.	Rebuttal 1 (XXXXX 10:56AM) XXXXXXXXX: Requested form the seller. Rebuttal 2 (XXXXX 11:42AM) XXXXX: Please review the Toolkit provided by the lender. Thank you.	Response 1 (XXXXX 12:17PM) Client researching Response 2 (XXXXX 12:06PM) The provided documentation is sufficient to cure the finding. (Resolved)			4	1	3	1
300998067	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD- Section B incorrect payee	21829080	TRID CD- Section B incorrect payee. The loan contains a fee where 'compensation to' reflects either 'Lender, Broker or Other' under Section B- Services Borrower Did Not Shop For of the PCCD issued on XXXXX. However, this fee should not be retained by the Lender, Broker or Other. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed. The payee for the following fee is incorrect: Tax Service (paid to XXXX). Violation may be cured with LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 10:56AM) XXXXXXXXX: Disagree - XXXXX is a national provider of full-service residential servicing to the mortgage industry and therefore can be disclosed in section B. Please review the finding.	Response 1 (XXXXX 12:16PM) Resolved			2	1	3	1
300998067	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID Disclosures E-consent missing	21829064	The following disclosures were electronically signed but the consumer's E-consent was not provided in the loan file: Borrower's Certification & Authorization Disclosure dated XXXXX, List of Homeownership Counseling Organization dated XXXXX . Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 10:56AM) XXXXXXXXX: The review the attached E Consent. Rebuttal 2 (XXXXX 5:00PM) XXXXXXXXX: Please review a complete copy of the E Consent. Thank you.	Response 1 (XXXXX 12:23PM) The provided documentation is insufficient to cure the finding. Documentation received is page 2 of 3 and 3 of 3 of Electronic Consent Disclosure. Page 1 is missing. (Upheld) Response 2 (XXXXX 11:18AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998067	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	REO PITI	21829174	Per DU, the departure residence mortgage loan with XXXXX was omitted from the underwriting calculations. Documentation to support the omission of this liability is required. The loan file does not contain Final HUD for the sale of departing residence, verifying debt was paid and proceeds to borrower in the amount of $XXXXX received, which was required for funds to close for the subject transaction. Zillow search at audit reveals the departure was sold prior to subject close.	Rebuttal 1 (XXXXX 5:37PM) Final HUD I/Settlement statement for XXXXX received. Uploaded to portal.	Response 1 (XXXXX 12:27PM) Documentation received is sufficient. (Resolved)			4	1	3	1
300998067	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829172	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2.5 which does not support the appraised value. CDA is not in the loan file.		Response 1 (XXXXX 2:35PM) CDA ordered and supports value of XXXXX with a XX variance. (Resolved)			2	1	3	1
300998066	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828445	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 5:23PM) XXXX - See attached E-Consent	Response 1 (XXXXX 5:54AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998066	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21828448	This loan failed the revised LE delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 5:23PM) XXXX - See attached E-Consent	Response 1 (XXXXX 5:55AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998066	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	VVOE required	21828458	A VVOE dated within 10 business days from the Note date is not reflected in the loan file for either borrower.	Rebuttal 1 (XXXXX 6:29PM) The loan closed on XXXXX. VVOE for both Borrowers dated XXXXX found in file. Uploaded to portal.	Response 1 (XXXXX 11:03AM) Documentation provided is sufficient. (Resolved)			2	1	3	1
300998066	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828463	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 3 which does not support the appraised value.		Response 1 (XXXXX 2:30PM) CDA ordered and supports value of $XXXXX with a XXX% variance. LTV with using value of $XXXXX is XXXX% which does not require MI. (Resolved)			2	1	3	1
300998065	1 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Late	21829038	There is no date evident on the Home Loan Tool Kit to determine if it was disclosed within 3 days of the application date, XXXXX.	Rebuttal 1 (XXXXX 1:44PM) requested from the seller Rebuttal 2 (XXXXX 12:59PM) 11/7/XXXXX Please review the page 2 of the uploaded disclosure. Thank you.	Response 1 (XXXXX 11:44AM) Client researching Response 2 (XXXXX 2:10PM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
300998065	2 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Disclosures E-consent Missing	21829034	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 1:44PM) Please review the uploaded E Consent. Thank you	Response 1 (XXXXX 11:43AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998065	3 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21829040	This loan failed the revised CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 1:45PM) Please review the uploaded E Consent. Thank you.	Response 1 (XXXXX 11:47AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998065	4 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21829039	This loan failed the revised LE delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 1:44PM) please review the uploaded E Consent.	Response 1 (XXXXX 11:45AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998065	5 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Zero Tolerance Violation Not Cured	21829042
This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXXX. An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Condo Questionnaire. Although the fee was added to the “Paid by Others” column, auditor is unable to determine if the creditor increased its credit to cover the violation because the amount was not listed with the designation of (L) indicating that the creditor paid for the item. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. This results in a cost to cure in the amount of $XXXXX.
										Rebuttal 1 (XXXXX 1:45PM) XXXXXXXXX: requested from the seller. Rebuttal 2 (XXXXX 1:00PM) XXXXXXXXX: Please review the uploaded COC. Thank you	Response 1 (XXXXX 11:39AM) Client researching Response 2 (XXXXX 2:11PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998065	6 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Debts	21829571	According to documentation in the loan file, the borrower received a $XXXXX employer held purchase money second mortgage on the subject transaction. A monthly payment was not reflected in qualifying ratios, which is typical for employer seconds with no payment for the first 5 years; however, terms of the employer held second were not documented and it could not be determined if a payment was required to be included in the qualifying DTI.	Rebuttal 1 (XXXXX 3:13PM) Please see attached Note. The loan closed on XXXXX as a XXXXX% LTV/CLTV owner occupied purchase transaction. The second mortgage came from the Borrower's employer (XXXXX) and no mortgage payment on this loan reflected in DU.	Response 1 (XXXXX 11:52AM) Documentation provided is sufficient. (Resolved)			4	1	3	1
300998065	7 of 7	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829413	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2.6 which does not support the appraised value.	Rebuttal 1 (XXXXX 1:48PM) CDA uploaded.	Response 1 (XXXXX 1:49PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998064	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Missing	21828500	The file was found to be missing one or more of the federally required disclosures. Toolkit Receipt missing.	Rebuttal 1 (XXXXX 5:24PM) XXXX - See attached E-Consent	Response 1 (XXXXX 11:56AM) The provided documentation is sufficient to cure the finding. (Resolved)			4	1	3	1
300998064	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID Disclosures E-consent missing	21828339	The following disclosures were electronically signed but the consumer's E-consent was not provided in the loan file: Initial 1003 XXXXX, Initial LE XXXXX and Intent to Proceed XXXXX . Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 5:24PM) XXXX - See attached E-Consent	Response 1 (XXXXX 11:55AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998064	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829146	The loan meets all applicable credit guidelines.					1	1	3	1
300998064	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829147	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2.5 which does not support the appraised value.					1	1	3	1
300998063	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Missing	21828617	The file was found to be missing the Home Loan Tool Kit.	Rebuttal 1 (XXXXX 2:06PM) XXXXXXXXX: Please review the uploaded disclosure tracking. Thank you.	Response 1 (XXXXX 4:30PM) The provided documentation is sufficient to cure the finding. (Resolved)			4	1	3	1
300998063	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Disclosures E-consent Missing	21828618	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 2:06PM) XXXXXXXXX: Please review the uploaded E Consent. Thank you.	Response 1 (XXXXX 4:32PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998063	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828631	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 2:06PM) XXXXXXXXX: please review the uploaded E Consent.	Response 1 (XXXXX 4:33PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998063	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829037	The loan meets all applicable credit guidelines.					1	1	3	1
300998063	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829061	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 1.1 which supports the appraised value. Meets guidelines.					1	1	3	1
300998062	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828384	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 5:26PM) XXXX - See attached E-Consent	Response 1 (XXXXX 5:24PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998062	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21828379	This loan failed the revised LE delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 5:25PM) XXXX - See attached E-Consent	Response 1 (XXXXX 5:23PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998062	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID Disclosures E-consent missing	21828540	The following disclosures were electronically signed but the consumer's E-consent was not provided in the loan file: Combined Disclosure Notice, Escrow Account Disclosure, Borrower Appraisal Disclosure. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 5:26PM) XXXX - See attached E-Consent	Response 1 (XXXXX 5:25PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998062	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21828605	The loan meets all applicable credit guidelines.					1	1	3	1
300998062	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828489	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2.0 which supports the appraised value. Meets guidelines.					1	1	3	1
300998061	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Disclosures E-consent Missing	21828312	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 5:27PM) XXXX - See attached E-Consent	Response 1 (XXXXX 11:25AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998061	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828653	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 5:27PM) XXXX - See attached E-Consent	Response 1 (XXXXX 11:26AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998061	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21828676	The loan meets all applicable credit guidelines.					1	1	3	1
300998061	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828675	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 1 which supports the appraised value. Meets guidelines.					1	1	3	1
301035027	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Disclosures E-consent Missing	21830693	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 5:26PM) XXXX: Please review the uploaded "Electronic Consent." The initial loan application is dated XXXX and both Borrowers (XXXX) consented to electronic delivery on XXXX.	Response 1 (XXXXX 9:51AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035027	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21830692	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 5:26PM) XXXX: Please review the uploaded "CD Delivery with E-Consent." The Closing Disclosure (CD) is dated XXXX and is electronically signed by both Borrowers (XXXX) on XXXX. Both Borrowers consented to electronic delivery of disclosures on XXXX and the tracking report shows that the LE was delivered to the Borrower on XXXX.	Response 1 (XXXXX 9:50AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035027	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21830689	This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XXXXX was mailed, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.	Rebuttal 1 (XXXXX 5:26PM) XXXX (XXXX): Please review the uploaded "LE Delivery with E-Consent." The Loan Estimate (LE) is dated XXXX and is electronically signed by both Borrowers (XXXX) on XXXX. Both Borrower consented to electronic delivery of disclosures on XXXX and the tracking report shows that the LE was delivered to the Borrower on XXXX.	Response 1 (XXXXX 9:49AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035027	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21830685	The loan meets all applicable credit guidelines.					1	1	3	1
301035027	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21830686	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a score of 3.2 which does not support the appraised value.	Rebuttal 1 (XXXXX 2:13PM) DCA uploaded.	Response 1 (XXXXX 2:14PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998060	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Disclosures E-consent Missing	21828338	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 4:36PM) XXXXXXXXX: Please review the uploaded E Consent.	Response 1 (XXXXX 4:57PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998060	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828586	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 4:36PM) XXXXXXXXX: Please review the uploaded E Consent.	Response 1 (XXXXX 4:58PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998060	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21828587	This loan failed the revised LE's delivery date test for disclosure dated XXXXX and XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 4:36PM) XXXXXXXXX: Please review the uploaded E Consent.	Response 1 (XXXXX 4:59PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998060	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Hazard Insurance	21829149	Per the Hazard insurance certificate, the maximum insurable coverage is $XXXXX. Coverage for dwelling and other structures totaled XXXXXX. The appraisal indicates the total estimate of cost new is $XXXXX and the loan amount is $XXXXX. The loan file did not contain a replacement cost estimate. Based on the Hazard insurance certificate, the subject does not have sufficient hazard insurance coverage.	Rebuttal 1 (XXXXX 3:19PM) Cost Estimator received. Uploaded to portal.	Response 1 (XXXXX 10:18AM) Documentation provided is sufficient to resolve the finding. (Resolved)			3	1	3	1
300998060	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829159	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2 which supports the appraised value.					1	1	3	1
300998059	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Disclosures E-consent Missing	21828560	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 5:28PM) XXXX - See attached E-Consent	Response 1 (XXXXX 11:14AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998059	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21828472	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 5:28PM) XXXX - See attached E-Consent	Response 1 (XXXXX 11:14AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
300998059	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Assets - Recent Large Deposits	21828449
The file did not contain evidence the borrower had the proper amount of funds required. The borrower had several large international deposits totaling $XXXXX which were deposited into the borrower's checking account ending in #XXXXX and were not documented or sourced in the loan file. The deposits are as follows: $XXXXX on XXXXX; $XXXXX on XXXXX; XXXXX onXXXXXX and $XXXXX on XXXXXX. In addition, another $XXXXX deposit was made through an ATM to account ending in #XXXXX on XXXXX which also was not documented or sourced. The total verified assets after omission of these 5 large deposits were $XXXXX which did not meet the total required funds total of $XXXXX.
										Rebuttal 1 (XXXXX 10:25AM) XXXX: Please review the uploaded "Source of Large Deposits." The attached documentation shows the source of each of the following deposits: The following deposits made into the Borrower's XXX account ending in XXXXX: $XXXXX on XXXXXXXXX; $XXXXX on XXXXX; XXXXX on XXXXX and $XXXXX on XXXXX. And the source of the $XXXXX ATM deposit made into the Borrower's XXX account ending in XXXXX on XXXX.	Response 1 (XXXXX 11:07AM) Documentation received is sufficient. (Resolved)			3	1	3	1
300998059	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Debts Not verified on credit report	21828453	The borrower indicated in the letter addressing credit inquiries that a new revolving account was opened with XXXX. The 1003 reflected the account with a balance of $XXXXX and a monthly payment of $XX, however, the account is not listed on the credit report and the loan file contains no documentation supporting the amounts listed on the 1003.	Rebuttal 1 (XXXXX 10:25AM) XXXX: Please review the uploaded "Credit Supplement for New XXXXX Account." The attached supplement shows that Borrower's new XXXXX Account (account XXXXX) with a current balance of $XXXXXand a monthly payment amount of $xx.	Response 1 (XXXXX 11:05AM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998059	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21828441	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 4 which does not support the appraised value.	Rebuttal 1 (XXXXX 2:13PM) CDA uploaded.	Response 1 (XXXXX 2:14PM) Documentation received is sufficient. (Resolved)			2	1	3	1
300998058	1 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21828687	The loan is in compliance with all applicable laws and regulations					1	1	1	1
300998058	2 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21829051	The loan meets all applicable credit guidelines.					1	1	1	1
300998058	3 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829049	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 1.2 which supports the appraised value. Meets guidelines.					1	1	1	1
301035026	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Disclosures E-consent Missing	21830644	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 8:26PM) XXXX: Please review the uploaded "Electronic Consent." The initial loan application is dated XXXX and the attached E-Consent is signed by the Borrower on XXXX	Response 1 (XXXXX 5:30PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035026	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21830645	This loan failed the initial CD delivery date test for the disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 8:26PM) XXXX: Please review the uploaded "CD Delivery with E-Consent."	Response 1 (XXXXX 5:33PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035026	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Assets - Recent Large Deposits	21830777	XXX statement dated XXXXX acct #XXXXX, reflect incoming wire for $XXXXX on XXXXX, loan file does contain source of this wire. Omission of this wire deposit would have resulted in insufficient assets to cover closing costs.	Rebuttal 1 (XXXXX 4:53PM) The large deposit are sales proceeds from sale of XXXXX. Settlement statement and bank statement uploaded to portal for review.	Response 1 (XXXXX 8:34AM) Documentation received is sufficient. (Resolved)			3	1	3	1
301035026	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21830781	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 1.2 which supports the appraised value.					1	1	3	1
301035025	1 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Disclosures E-consent Missing	21830714	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 9:10PM) XXXXX (XXXX): Please review the uploaded "Electronic Consent." The initial loan application is dated XXXX and the disclosure tracking shows that the Borrower received the initial disclosure on XXXX and consented to electronic delivery XXXX	Response 1 (XXXXX 9:10AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035025	2 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21830711	This loan failed the initial closing disclosure delivery date test. The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XXXXX was signed and dated at consummation, XXXXX. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
Rebuttal 1 (XXXXX 9:10PM)
XXXX: Please review the uploaded "CD Delivery with E-Consent Tracking." The attached disclosure tracking summary shows that the Closing Disclosure was sent to the Borrower on XXXX and received on  XXXX (more than 3 days prior to loan closing). Although the CD was signed by the Borrower at loan closing, the tracking summary shows that the borrower received it within compliance

Rebuttal 2 (XXXXX 2:13PM)
XXXX 3rd Rebuttal: Please review the uploaded "Updated CD Delivery with CD Included." The Disclosure tracking shows that the CD was sent to the Borrower on XXXX and received on XXXX.
											Response 1 (XXXXX 9:15AM) The provided documentation is insufficient to cure the finding. Although the disclosure tracking summary reflects CD was sent XXXXX, the loan file does not include a CD issued with a similar date. Please provide this CD for review. (Upheld) Response 2 (XXXXX 3:59PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035025	3 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD- premiums Optional	21830709	The Home Warranty fee on the CD issued on XXXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. ('1026.37(g)(4)(ii)). Violation may be cured with LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 9:10PM) Pending Documentation from the Lender Rebuttal 2 (XXXXX 3:52PM) 11/19/18: Please review the uploaded "PCCD Cure Package," showing the home warranty fee with the "Optional" designation.	Response 1 (XXXXX 5:55PM) Client researching Response 2 (XXXXX 7:49AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
301035025	4 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID LE- premiums Optional	21830708	The Home Warranty fee on the LE issued on XXXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 9:10PM) Pending Documentation from the Lender Rebuttal 2 (XXXXX 3:52PM) XXXXXX: Please review the uploaded "PCCD Cure Package," showing the home warranty fee with the "Optional" designation.	Response 1 (XXXXX 5:53PM) Client researching Response 2 (XXXXX 3:58PM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
301035025	5 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21830927	The loan meets all applicable credit guidelines.					1	1	3	1
301035025	6 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21830881	The FNMA UCDP reflected a CU score of 1.2 which supports the appraised value. Meets guidelines.					1	1	3	1
301035024	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Missing	21830788	The file was found to be missing one of the federally required disclosures. The loan file is missing the Home Loan Toolkit.	Rebuttal 1 (XXXXX 3:45PM) XXXXX Please review uploaded: "HLTK Delivery"	Response 1 (XXXXX 4:46PM) The provided documentation is sufficient to cure the finding. (Resolved)			4	1	3	1
301035024	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD - Calculating Cash to Close LE column	21830774	The Cash to Close on the CCTC table on page 3 of the CD issued on XXXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XXXXX. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 3:45PM) XXXXX Please review uploaded: "PCCD"	Response 1 (XXXXX 4:49PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035024	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21830655	The loan meets all applicable credit guidelines.					1	1	3	1
301035024	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21830660	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCCP reflected a CU score of 3 which does not support the appraised value.	Rebuttal 1 (XXXXX 2:03PM) CDA uploaded.	Response 1 (XXXXX 2:04PM) Documentation received is sufficient. (Resolved)			2	1	3	1
301035023	1 of 8	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Late	21830797	The following disclosures provided in the loan file were not disclosed within 3 business days of the application date, XXXXX: The Home Loan Tool Kit was not dated.	Rebuttal 1 (XXXXX 1:17PM) XXXXX Please review uploaded: "HLTK"	Response 1 (XXXXX 2:06PM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
301035023	2 of 8	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Disclosures E-consent Missing	21830798	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 1:18PM) XXXXX Please review uploaded: "E-Consent"	Response 1 (XXXXX 2:07PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035023	3 of 8	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21830800	This loan failed the initial CD delivery date test for disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 1:18PM) XXXXX Please review uploaded: "E-Consent"	Response 1 (XXXXX 2:26PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035023	4 of 8	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Revised LE Delivery Date4 (prior to consummation)	21830799	This loan failed the revised Loan Estimate disclosure delivery date test. Without evidence of receipt, it is assumed that the disclosure dated XXXXX was mailed, and therefore not received by the consumer 4 business days prior to consummation. If disclosure was delivered electronically please provide evidence of receipt, as well as the consumer's E-consent.	Rebuttal 1 (XXXXX 1:18PM) XXXXX Please review uploaded: "LE Delivery"	Response 1 (XXXXX 2:11PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035023	5 of 8	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Zero Tolerance Violation Not Cured	21830815	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXXX. : Because the loan failed the revised LE date test and the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes.	Rebuttal 1 (XXXXX 1:18PM) XXXXX Please review uploaded: "COC"	Response 1 (XXXXX 2:24PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035023	6 of 8	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD- Closing Information/Closing Date	21830802	The CD issued on XXXXX does not reflect the correct Closing Date. Violation may be cured with LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 1:18PM) Please review uploaded: "PCCD"	Response 1 (XXXXX 2:22PM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
301035023	7 of 8	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21830842	The loan meets all applicable credit guidelines.					1	1	3	1
301035023	8 of 8	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21830834	The FNMA UCDP reflected a CU score of 1.2 which supports the appraised value. Meets guidelines.					1	1	3	1
300998057	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21828662	The loan is in compliance with all applicable laws and regulations					1	1	2	1
300998057	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	REO PITI	21829120	The Borrower owns other real estate and the PITI for each additional property was not documented. The lender qualified the borrower with the mortgage payment reflected on the credit report, however, it is unknown if this payment includes the taxes and insurance.	Rebuttal 1 (XXXXX 10:42AM) XXXX: Please review the uploaded "Divorce Decree Property Awarded to Other Party." According to the attached correspondence from the Lender; the attached divorce decree shows that the Borrower's (XXXXX) ex-wife (XXXXX) has been awarded the property located atXXXXX and this property is now solely in her name.	Response 1 (XXXXX 10:49AM) Documentation received is sufficient. (Resolved)			2	1	2	1
300998057	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Sales contract	21829068	The Sales Contract in the loan file does not contain an addendum or reflect the final purchase price of $XXXXX. The Option Selection Amendment dated XXXXX reflects a purchase price of $XXXXX.	Rebuttal 1 (XXXXX 10:42AM) XXXX: Please review the uploaded "Sales Contract Addendum showing Correct Sales Price," for the subject property. According to the attached Contract Addendum for the subject property (XXXXX), the purchase price has been changed to $XXXXX.	Response 1 (XXXXX 10:47AM) Documentation received is sufficient. (Resolved)			2	1	2	1
300998057	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21829066	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 4 which does not support the appraised value.	Rebuttal 1 (XXXXX 2:10PM) CDA uploaded.	Response 1 (XXXXX 2:11PM) Documentation received is sufficient. (Resolved)			2	1	2	1
301035022	1 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21830770	The loan is in compliance with all applicable laws and regulations.					1	1	1	1
301035022	2 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21830953	The loan meets all applicable credit guidelines.					1	1	1	1
301035022	3 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21830947	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2.1 which supports the appraised value. Meets guidelines.					1	1	1	1
301035021	1 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	Disclosures Federal Missing	21830713	The file was found to be missing the Home Loan Tool Kit.	Rebuttal 1 (XXXXX 6:50PM) XXXXX: Please review page two of the disclosure tracking uploaded.	Response 1 (XXXXX 9:25AM) The provided documentation is sufficient to cure the finding. (Resolved)			4	1	3	2
301035021	2 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Disclosures E-consent Missing	21830716	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 6:50PM) XXXXX: Please review the uploaded disclosure tracking showing the borrower consented to e disclosures. Thank you.	Response 1 (XXXXX 9:26AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	2
301035021	3 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD- Closing Information/Closing Date	21830718	The PCCD issued on XXXXX does not reflect the correct Closing Date. Violation may be cured with LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 6:50PM) XXXXX: requested form the lender. Rebuttal 2 (XXXXX 12:44PM) XXXXX: Please review the PC CD provided by the seller. Thank you.	Response 1 (XXXXX 9:28AM) Client researching Response 2 (XXXXX 7:49AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	2
301035021	4 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	Contract	21830609	The file is missing pages 1,2,5-9 of the sales contract.	Rebuttal 1 (XXXXX 6:29PM) Pending. Requested from lender. Rebuttal 2 (XXXXX 12:42PM) XXXXX: Please review a complete copy of the Purchase Agreement provided by the lender. Thank you.	Response 1 (XXXXX 8:19AM) Awaiting Seller documentation. (Upheld) Response 2 (XXXXX 1:02PM) Documentation received is sufficient. (Resolved)			2	1	3	2
301035021	5 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	VVOE required	21830608	The file does not contain a VVOE for the borrower dated within 10 days of the Note date.	Rebuttal 1 (XXXXX 6:29PM) The loan closed on 10/5/XXXXX. Agree that a VVOE from XXXXX was not in file. However, the WVOE in file dated XXXXX reflects the Borrower is currently employed. Please advise if the VVOE can be waived? Rebuttal 2 (XXXXX 12:42PM) n/a	Response 1 (XXXXX 8:29AM) The VVOE for the primary borrower's employment with XXXXX is missing from the loan file. There are several Blank VVOE forms in the file. (Upheld) Response 2 (XXXXX 1:04PM) Please provided Primary Borrower's VVOE fromXXXXX or satisfactory substitute documentation. (Upheld)	Buyer Comment 1 (XXXXX 4:47PM) Investor Accepts.	33% DTI, 10 yeards n the same job, 759 median score	2	2	3	2
301035021	6 of 6	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21830594	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 1.4 which supports the appraised value. Meets guidelines.					1	1	3	2
301035020	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	QM FAIL	21830666	This loan's points and fees exceed the qualified mortgage points and fees threshold. The loan amount is $XXXXX or more, and the transaction's total points and fees is $XXXXX, which exceeds 3 percent of the total loan amount of $XXXXX. The following fees were included in the testing: Mortgage Broker (indirect) $XXXXX, Discount Points $XXXXXand Underwriting $XXXXX. If Discount Points are Bona-Fide and excludable, please provide undiscounted rate.	Rebuttal 1 (XXXXX 7:31PM) XXXXX: Please review the Discount Points Disclosure attached below. Thank you.	Response 1 (XXXXX 10:29AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035020	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21830667	This loan failed the initial CD delivery date test for disclosure dated, XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 7:31PM) XXXXX: Please review the uploaded E Consent. Thank you.	Response 1 (XXXXX 10:31AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035020	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD- premiums Optional	21830647	The Home Warranty Fee on the PCCD issued on XXXXX, is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 7:31PM) XXXXX: The Home Warranty Fee was paid by the seller and therefore does not have "optional" designation. Please review.	Response 1 (XXXXX 10:25AM) Resolved			2	1	3	1
301035020	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21830740	The loan meets all applicable credit guidelines.					1	1	3	1
301035020	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21830687	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2.1 which supports the appraised value. Meets guidelines.					1	1	3	1
301035019	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21830634	This loan failed the initial CD delivery date test for disclosure dated XXXXX.Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 4:50PM) XXXXX: Please review the uploaded E Consent. Thank you.	Response 1 (XXXXX 9:51AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035019	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID Disclosures E-consent missing	21831340	The following disclosures were electronically signed but the consumer's E-consent was not provided in the loan file: Intent to proceed dated XXXXX, Initial 1003 dated XXXXX, Acknowledgement of receipt HOC list dated XXXXX. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 4:51PM) XXXXX: Please review the uploaded E Consent. Thank you.	Response 1 (XXXXX 9:52AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035019	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21831246	The loan meets all applicable credit guidelines.					1	1	3	1
301035019	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21830732	The FNMA UCDP CU score 2.0 supports the appraised value. Meets the guideline.					1	1	3	1
301035018	1 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Disclosures E-consent Missing	21830639	The initial disclosures provided in the loan file were electronically signed. Per regulation, the consumers must consent to receiving documents electronically. There is no evidence of the E-consent provided in the loan file.	Rebuttal 1 (XXXXX 12:55PM) XXXXX: please review the E Consent uploaded below. Thank you.	Response 1 (XXXXX 8:08AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035018	2 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID CD- Closing Information/Closing Date	21830635	The CD issued on XXXXX does not reflect the correct Closing Date. Violation may be cured with LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 12:55PM) XXXXX: please review the PC CD provided by the seller.	Response 1 (XXXXX 8:06AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
301035018	3 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID LE- premiums Optional	21830640	The Homeowner's Warranty fee on the LE issued on XXXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. ('1026.37(g)(4)(ii)). Violation may be cured with LOE, corrected PCCD and proof of delivery, 60 days from consummation.	Rebuttal 1 (XXXXX 12:55PM) XXXXX: Per Reg Z, the LE cannot be reissued to cure the finding; however, per the SFIG determination, the correctly disclosed Final CD should be able to cure the finding. Will you please review the finding and waive the condition based on the Final CD provided?	Response 1 (XXXXX 8:08AM) The provided documentation is sufficient to cure the finding. (Resolved)			2	1	3	1
301035018	4 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21830688	The loan meets all applicable credit guidelines.					1	1	3	1
301035018	5 of 5	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21830681	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2 which supports the appraised value. Meets guidelines.					1	1	3	1
301035017	1 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	TRID - Disclosures E-consent Missing	21830641	The following initial disclosures were electronically signed on XXXXX but the consumer’s E-consent was not provided in the loan file: Loan Estimate, Homeownership Disclosure, Initial 1003. Per regulation, prior to receiving documents electronically the consumer(s) must consent.	Rebuttal 1 (XXXXX 2:41PM) XXXXX: please review the uploaded E Consent. Thank you.	Response 1 (XXXXX 9:35AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035017	2 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Compliance	TRID - Initial CD Delivery Date (prior to consummation)	21830643	This loan failed the initial CD delivery date test (prior to consummation) for the disclosure dated XXXXX. Although evidence was provided showing the consumer received the emailed disclosures, the consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act).	Rebuttal 1 (XXXXX 2:42PM) XXXXX: Please review the uploaded E Consent.	Response 1 (XXXXX 9:36AM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	1
301035017	3 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21830859	The loan meets all applicable credit guidelines.					1	1	3	1
301035017	4 of 4	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21830858	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 2.4 which supports the appraised value. Meets guidelines.					1	1	3	1
301035016	1 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX	XXXXXX	Compliance	The loan is in compliance with all applicable laws and regulations	21830699	The loan is in compliance with all applicable laws and regulations.					1	1	2	1
301035016	2 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21830906	The loan meets all applicable credit guidelines.					1	1	2	1
301035016	3 of 3	AmeriHome_HighBalance_11.5.18_77	XXX	XXX		Valuation	Appraisal was performed by appropriately licensed appraiser	21830907	The appraisal under review was performed and completed by an appropriately licensed appraiser. The FNMA UCDP reflected a CU score of 5 which does not support the appraised value.	Rebuttal 1 (XXXXX 1:55PM) CDA uploaded.	Response 1 (XXXXX 1:56PM) Documentation received is sufficient. (Resolved)			2	1	2	1
300865359	1 of 3	SG Capital_MayXXXXX	XXX	XXX	XXXXXX	Compliance	TRID CD - Calculating Cash to Close LE column	21699710	The Cash to Close on the CCTC table on page 3 of the CD issued on XXXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XXXXX. Rebuttal response is not required.					2	2	4	2
300865359	2 of 3	SG Capital_MayXXXXX	XXX	XXX		Credit	Miscellaneous	21699251	The loan file did not contain an SG Loan Submission Form as required.	Rebuttal 1 (XXXXX 1:07PM) Seller provided additional Documents for review.	Response 1 (XXXXX 2:11PM) Documentation received is sufficient. (Resolved)			4	1	4	2
300865359	3 of 3	SG Capital_MayXXXXX	XXX	XXX		Valuation	Value is supported within 5% of original value and all applicable appraisal guidelines were found to be acceptable	21696120	The appraised value was supported within X% and all applicable appraisal guidelines were satisfied. The Loan also was supported by an SVR which noted that All five comps (three sales and two listings)are within XXXX miles. All sales are within X months. Unadjusted sales and list prices range from XXXXX to $XXXXX. All comps have similar appeal, and adjustments for variances in attributes appear reasonable.					1	1	4	2
300866070	1 of 7	SG Capital_JuneXXXXX	XXX	XXX	XXXXXX	Compliance	TRID CD - Loan Disclosures/Escrow Account	21771523	The CD issued on XXXXX does not reflect information related to any Escrow Account held by the servicer (or a statement that an Escrow Account has not been established with a description of estimated property costs during the first year after consummation).	Rebuttal 1 (XXXXX 3:24PM) Additional Documents have been provided by the Seller for review. Rebuttal 2 (XXXXX 3:20PM) The Seller provided additional Documents for review.	Response 1 (XXXXX 7:19AM) The provided documentation is insufficient to cure the finding. On the revised CD issued XXXXX, the reason for the waiver of Escrow account has not been selected. (Upheld) Response 2 (XXXXX 2:48PM) The provided documentation is sufficient to cure the finding. (Resolved)			3	1	3	2
300866070	2 of 7	SG Capital_JuneXXXXX	XXX	XXX		Compliance	TRID CD - Missing fees	21771493	The CD issued XXXXX provided in the loan file is missing the Flood Determination/Certification fee. Settlement fees must all be disclosed to the consumer regardless of who pays them. Rebuttal response is not required.					2	2	3	2
300866070	3 of 7	SG Capital_JuneXXXXX	XXX	XXX		Compliance	TRID CD - Settlement Agent License	21771525	The license number is missing for the Settlement Agent Company's Individual Contact on the last revised CD issued on XXXXX. Rebuttal response is not required.					2	2	3	2
300866070	4 of 7	SG Capital_JuneXXXXX	XXX	XXX		Compliance	TRID CD - Transaction Information/Seller Info	21771513	The CD issued on XXXXX does not reflect the complete seller information. The Seller address is missing. Rebuttal response is not required.					2	2	3	2
300866070	5 of 7	SG Capital_JuneXXXXX	XXX	XXX		Compliance	TRID LE - Premiums Optional	21771543	The Home Warranty Premium on the LE issued on XXXXX is not followed by the word 'Optional'. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Rebuttal response is not required.					2	2	3	2
300866070	6 of 7	SG Capital_JuneXXXXX	XXX	XXX		Credit	The loan meets all applicable credit guidelines	21770857	The loan meets all applicable credit guidelines.					1	1	3	2
300866070	7 of 7	SG Capital_JuneXXXXX	XXX	XXX		Valuation	Value is supported within 5% of original value and all applicable appraisal guidelines were found to be acceptable	21770484	The appraised value was supported within X% and all applicable appraisal guidelines were satisfied. The client supplied appraisal has a value of $XXXXX as of XXXXX. All six comps (four sales, two active)are within XXX miles. All sales are within six months. Unadjusted sales and list prices range from $XXXXX. All comps have similar appeal, and adjustments for variances in attributes appear reasonable. After the appraisal and additional market data were reviewed, the subject's appraised value appears reasonable for a home in this area with its attributes.					1	1	3	2